American Century Investments®
Quarterly Portfolio Holdings
AvantisTM Emerging Markets Equity ETF (AVEM)
November 30, 2019

Avantis Emerging Markets Equity ETF - Schedule of Investments
NOVEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Brazil — 8.7%
AES Tiete Energia SA	12,900	38,361
Aliansce Sonae Shopping Centers SA	1,200	12,605
Alliar Medicos A Frente SA	300	1,331
Alpargatas SA Preference Shares(1)	3,700	27,529
Alupar Investimento SA	1,800	10,986
Ambev SA ADR	37,973	159,866
Arezzo Industria e Comercio SA	200	2,920
Atacadao SA	3,000	13,265
Azul SA ADR(1)	896	33,367
B2W Cia Digital(1)	1,000	13,227
B3 SA - Brasil Bolsa Balcao	12,800	143,791
Banco ABC Brasil SA Preference Shares	3,000	12,882
Banco Bradesco SA	12,900	94,274
Banco Bradesco SA ADR	45,861	360,009
Banco BTG Pactual SA	3,100	50,860
Banco do Brasil SA ADR(2)	12,350	138,443
Banco do Estado do Rio Grande do Sul SA Preference Shares	6,300	29,850
Banco Inter SA Preference Shares	300	1,063
Banco Santander Brasil SA ADR	4,098	42,578
BB Seguridade Participacoes SA	12,800	103,822
BK Brasil Operacao e Assessoria a Restaurantes SA	300	1,189
BR Malls Participacoes SA	25,400	94,432
BR Properties SA(1)	6,100	18,414
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,500	5,952
Braskem SA ADR(2)	1,452	19,166
BRF SA ADR(1)(2)	18,607	159,276
Camil Alimentos SA	3,000	5,229
CCR SA	33,000	134,223
Centrais Eletricas Brasileiras SA ADR(2)	2,596	21,339
Centrais Eletricas Brasileiras SA Preference Shares	3,000	25,354
Cia Brasileira de Distribuicao ADR	1,916	36,002
Cia de Locacao das Americas	17,400	71,101
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,326	98,022
Cia de Saneamento de Minas Gerais-COPASA	2,200	35,362
Cia de Saneamento do Parana	1,400	30,237
Cia de Saneamento do Parana Preference Shares	12,300	54,009
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,200	11,494
Cia Energetica de Minas Gerais ADR	6,954	21,071
Cia Energetica de Sao Paulo Preference Shares	7,700	54,017
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	1,500	7,047
Cia Hering	3,000	22,300
Cia Paranaense de Energia ADR	3,342	48,793
Cia Siderurgica Nacional SA ADR	17,385	51,460

Cielo SA	12,800	23,461
Cogna Educacao	6,100	14,941
Construtora Tenda SA	3,500	19,684
Cosan Logistica SA(1)	8,100	41,115
CVC Brasil Operadora e Agencia de Viagens SA	1,100	10,447
Cyrela Brazil Realty SA Empreendimentos e Participacoes	9,400	59,370
Direcional Engenharia SA	5,900	16,152
Duratex SA	8,000	27,361
EcoRodovias Infraestrutura e Logistica SA(1)	12,100	41,270
EDP - Energias do Brasil SA	6,400	30,007
Embraer SA ADR	8,376	142,560
Enauta Participacoes SA	3,000	9,871
Energisa SA	3,000	32,496
Eneva SA(1)	5,700	50,663
Engie Brasil Energia SA	6,000	67,048
Equatorial Energia SA	11,500	56,173
Even Construtora e Incorporadora SA(1)	6,100	18,010
Ez Tec Empreendimentos e Participacoes SA	200	2,027
Fleury SA	3,500	23,553
Fras-Le SA	6,200	6,854
Gerdau SA ADR(2)	14,280	56,692
Gol Linhas Aereas Inteligentes SA ADR	556	8,968
Grendene SA	6,800	17,266
Guararapes Confeccoes SA	4,400	20,567
Helbor Empreendimentos SA(1)	25,200	21,666
Hypera SA	3,800	29,907
Iguatemi Empresa de Shopping Centers SA	1,300	14,444
Industrias Romi SA	1,600	5,363
Instituto Hermes Pardini SA	700	4,097
Iochpe Maxion SA	6,000	27,196
IRB Brasil Resseguros S/A	9,400	82,594
Itau Unibanco Holding SA ADR	57,144	465,152
JBS SA	6,300	41,948
Jereissati Participacoes SA	900	6,905
JHSF Participacoes SA	11,400	15,214
JSL SA	4,500	22,650
Klabin SA	33,300	139,297
Light SA	9,200	44,004
Localiza Rent a Car SA	18,600	194,932
LOG Commercial Properties e Participacoes SA	1,400	9,243
Log-in Logistica Intermodal SA(1)	400	1,641
Lojas Americanas SA Preference Shares	6,600	34,530
Lojas Renner SA	9,400	115,011
LPS Brasil Consultoria de Imoveis SA(1)	600	1,175
M Dias Branco SA	1,500	11,834
Magazine Luiza SA	14,500	154,805
Mahle-Metal Leve SA	1,900	11,121
Marcopolo SA Preference Shares	12,800	10,672
Marfrig Global Foods SA(1)	6,100	15,402

Marisa Lojas SA(1)	4,700	13,233
Metalurgica Gerdau SA Preference Shares	6,100	11,253
Mills Estruturas e Servicos de Engenharia SA(1)	5,200	8,610
Minerva SA(1)	1,500	5,127
Movida Participacoes SA	8,700	33,660
MRV Engenharia e Participacoes SA	7,700	32,101
Multiplan Empreendimentos Imobiliarios SA	3,000	20,457
Natura Cosmeticos SA	9,400	73,380
Notre Dame Intermedica Participacoes SA	5,700	75,920
Odontoprev SA	11,000	40,948
Omega Geracao SA(1)	1,100	9,559
Paranapanema SA(1)	1,500	9,495
Petro Rio SA(1)	5,700	31,464
Petrobras Distribuidora SA	6,300	41,576
Petroleo Brasileiro SA ADR Preference Shares	35,362	485,167
Petroleo Brasileiro SA ADR	24,690	363,684
Porto Seguro SA	3,100	43,135
Qualicorp Consultoria e Corretora de Seguros SA	13,400	111,474
Raia Drogasil SA	3,100	83,041
Randon SA Implementos e Participacoes Preference Shares	3,500	8,879
Rumo SA(1)	9,600	55,010
Santos Brasil Participacoes SA	3,000	5,031
Sao Martinho SA	9,800	48,448
Ser Educacional SA	2,800	15,310
SLC Agricola SA	3,000	13,556
Smiles Fidelidade SA	1,900	15,676
Sul America SA	9,300	115,984
Suzano SA ADR(1)	2,040	18,360
Tecnisa SA(1)	4,300	1,442
Tegma Gestao Logistica SA	200	1,464
Telefonica Brasil SA ADR	7,680	100,992
Tim Participacoes SA ADR	4,684	75,647
TOTVS SA	300	4,509
Transmissora Alianca de Energia Eletrica SA	7,100	47,409
Trisul SA	3,000	9,481
Tupy SA	4,000	18,631
Ultrapar Participacoes SA ADR	6,027	30,557
Unipar Carbocloro SA Preference Shares	3,000	21,230
Vale SA ADR(1)	55,892	657,290
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,100	3,510
Via Varejo SA(1)	9,200	19,297
WEG SA	6,800	47,719
Wiz Solucoes e Corretagem de Seguros SA	3,000	8,928
YDUQS Part	11,700	113,968
		7,545,489
Chile — 1.0%
AES Gener SA	269,638	51,291
Aguas Andinas SA, A Shares	58,620	23,630
Banco de Chile	449,912	45,727

Banco de Credito e Inversiones SA	494	21,020
Banco Santander Chile ADR	1,761	38,038
Besalco SA	44,236	22,015
CAP SA	2,627	17,094
Cencosud SA	14,032	16,969
Cia Cervecerias Unidas SA ADR	340	6,293
Cia Sud Americana de Vapores SA(1)	507,280	16,498
Colbun SA	319,331	45,491
Embotelladora Andina SA Preference Shares	25,842	64,786
Empresa Nacional de Telecomunicaciones SA(1)	7,414	45,429
Empresas CMPC SA	21,758	47,206
Empresas COPEC SA	7,149	56,657
Enel Americas SA ADR	15,891	153,666
Enel Chile SA	339,938	25,042
Engie Energia Chile SA	19,470	23,982
Forus SA	4,221	6,039
Grupo Security SA	49,918	11,800
Inversiones Aguas Metropolitanas SA	5,409	5,216
Itau CorpBanca	1,733,598	8,477
Latam Airlines Group SA ADR	4,760	50,789
Ripley Corp. SA	13,136	5,508
SACI Falabella	3,925	15,846
Salfacorp SA	15,871	8,195
SMU SA	11,262	2,060
Sociedad Quimica y Minera de Chile SA ADR	1,020	24,307
SONDA SA	6,552	5,584
Vina Concha y Toro SA	3,709	6,645
		871,300
China — 30.2%
21Vianet Group, Inc. ADR(1)	1,532	10,372
361 Degrees International Ltd.	40,000	7,242
3SBio, Inc.(1)	15,000	21,662
51job, Inc. ADR(1)	421	33,099
A-Living Services Co. Ltd., H Shares	8,000	25,810
AAC Technologies Holdings, Inc.	15,500	108,739
Agile Group Holdings Ltd.	16,000	22,405
Agricultural Bank of China Ltd., H Shares	463,000	187,567
Air China Ltd., H Shares	30,000	27,291
Ajisen China Holdings Ltd.	30,000	9,467
AK Medical Holdings Ltd.	16,000	18,045
Alibaba Group Holding Ltd. ADR(1)	7,691	1,538,200
Alibaba Health Information Technology Ltd.(1)	24,000	27,169
Alibaba Pictures Group Ltd.(1)	20,000	3,322
Aluminum Corp. of China Ltd., H Shares(1)	28,000	8,583
Angang Steel Co. Ltd., H Shares(2)	32,000	12,143
Anhui Conch Cement Co. Ltd., H Shares	31,000	198,232
Anhui Expressway Co. Ltd., H Shares	30,000	17,246
ANTA Sports Products Ltd.	30,000	282,035
Anton Oilfield Services Group	48,000	4,600

Asia Cement China Holdings Corp.	37,000	49,733
Autohome, Inc. ADR(1)	896	60,973
AVIC International Holding HK Ltd.	308,000	6,453
AVIC International Holdings Ltd., H Shares(1)	24,000	24,444
AviChina Industry & Technology Co. Ltd., H Shares	30,000	13,683
BAIC Motor Corp. Ltd., H Shares	61,500	34,312
Baidu, Inc. ADR(1)	1,269	150,415
BAIOO Family Interactive Ltd.	46,000	4,524
Bank of China Ltd., H Shares	1,182,000	474,334
Bank of Chongqing Co. Ltd., H Shares	35,000	20,432
Bank of Communications Co. Ltd., H Shares	92,000	60,439
BBMG Corp., H Shares	37,000	10,211
Beijing Capital International Airport Co. Ltd., H Shares	100,000	94,540
Beijing Capital Land Ltd., H Shares	30,000	10,154
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	2,200	13,589
Beijing Enterprises Clean Energy Group Ltd.(1)	740,000	6,711
Beijing Enterprises Holdings Ltd.	13,000	57,463
Beijing Enterprises Water Group Ltd.(1)	126,000	61,817
Beijing Gas Blue Sky Holdings Ltd.(1)	88,000	2,192
Beijing North Star Co. Ltd., H Shares	4,000	1,237
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	2,596
Best Food Holding Co. Ltd.(1)	8,000	1,134
Best Pacific International Holdings Ltd.	4,000	1,028
Bestway Global Holding, Inc.	8,000	3,066
Bilibili, Inc. ADR(1)	525	9,072
BOC Aviation Ltd.	10,800	102,027
Bosideng International Holdings Ltd.	122,000	58,421
Bright Scholar Education Holdings Ltd. ADR	834	7,906
Brilliance China Automotive Holdings Ltd.	6,000	6,194
BYD Co. Ltd., H Shares(2)	4,000	18,992
BYD Electronic International Co. Ltd.	16,000	28,622
Canadian Solar, Inc.(1)	3,574	58,435
Canvest Environmental Protection Group Co. Ltd.(2)	40,000	17,088
CAR, Inc.(1)	51,000	37,405
Central China Real Estate Ltd.	30,000	16,060
CGN Meiya Power Holdings Co. Ltd.(1)	70,000	9,746
CGN Power Co. Ltd., H Shares	154,000	38,562
Changyou.com Ltd. ADR(2)	1,502	14,344
Chaowei Power Holdings Ltd.	25,000	8,785
China Aerospace International Holdings Ltd.	48,000	2,637
China Agri-Industries Holdings Ltd.	95,000	49,873
China Aircraft Leasing Group Holdings Ltd.	5,000	5,200
China Animation Characters Co. Ltd., Class C	30,000	7,971
China BlueChemical Ltd., H Shares	64,000	15,289
China Cinda Asset Management Co. Ltd., H Shares	123,000	25,627
China CITIC Bank Corp. Ltd., H Shares	123,000	67,256
China Coal Energy Co. Ltd., H Shares	98,000	38,806
China Communications Construction Co. Ltd., H Shares	44,000	34,228
China Communications Services Corp. Ltd., H Shares	76,000	51,173

China Construction Bank Corp., H Shares	1,514,000	1,205,543
China Customer Relations Centers, Inc.(1)	584	6,255
China Datang Corp. Renewable Power Co. Ltd., H Shares	97,000	9,542
China Dongxiang Group Co. Ltd.	80,000	8,996
China Eastern Airlines Corp. Ltd., H Shares(1)	18,000	9,131
China Education Group Holdings Ltd.	1,000	1,354
China Energy Development Holdings Ltd.(1)	246,000	5,217
China Everbright Bank Co. Ltd., H Shares	61,000	26,337
China Everbright Greentech Ltd.	32,000	17,498
China Everbright International Ltd.	136,000	102,864
China Everbright Ltd.	2,000	3,220
China Everbright Water Ltd.	12,700	2,925
China Evergrande Group(1)(2)	11,000	26,269
China First Capital Group Ltd.(1)	102,000	5,342
China Flavors & Fragrances Co. Ltd.	6,000	1,132
China Foods Ltd.	42,000	16,906
China Galaxy Securities Co. Ltd., H Shares	46,000	23,393
China Gas Holdings Ltd.	25,000	92,960
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A	40,000	22,639
China Harmony New Energy Auto Holding Ltd.	51,500	20,723
China High Speed Transmission Equipment Group Co. Ltd.(2)	17,000	9,992
China Hongqiao Group Ltd.	30,500	16,020
China Huarong Asset Management Co. Ltd., H Shares	154,000	22,424
China Index Holdings Ltd. ADR(1)	461	1,618
China International Capital Corp. Ltd., H Shares(2)	39,200	67,531
China Jinmao Holdings Group Ltd.	246,000	163,438
China Lesso Group Holdings Ltd.	78,000	81,718
China Life Insurance Co. Ltd. ADR	11,220	141,372
China Lilang Ltd.	11,000	8,882
China Literature Ltd.(1)(2)	2,800	10,757
China Logistics Property Holdings Co. Ltd.(1)	3,000	1,169
China Longyuan Power Group Corp. Ltd., H Shares	92,000	49,827
China Maple Leaf Educational Systems Ltd.(2)	24,000	8,338
China Medical System Holdings Ltd.	64,000	91,094
China Meidong Auto Holdings Ltd.	28,000	31,557
China Mengniu Dairy Co. Ltd.(1)	107,000	409,552
China Merchants Bank Co. Ltd., H Shares	61,500	290,737
China Merchants Land Ltd.(1)	60,000	8,662
China Merchants Port Holdings Co. Ltd.	24,000	37,347
China Minsheng Banking Corp. Ltd., H Shares	123,500	86,017
China Mobile Ltd. ADR	15,518	585,494
China Modern Dairy Holdings Ltd.(1)	63,000	9,260
China Molybdenum Co. Ltd., H Shares	3,000	1,027
China National Building Material Co. Ltd., H Shares	126,000	121,760
China New Higher Education Group Ltd.	32,000	10,712
China Oil & Gas Group Ltd.(1)	100,000	3,449
China Oilfield Services Ltd., H Shares	34,000	45,773
China Oriental Group Co. Ltd.	46,000	18,983
China Overseas Grand Oceans Group Ltd.	64,000	35,898

China Overseas Land & Investment Ltd.	42,000	140,864
China Overseas Property Holdings Ltd.	5,000	3,079
China Pacific Insurance Group Co. Ltd., H Shares	37,000	131,002
China Petroleum & Chemical Corp. ADR(2)	2,874	160,513
China Power International Development Ltd.	275,000	56,915
China Railway Construction Corp. Ltd., H Shares	71,000	73,283
China Railway Group Ltd., H Shares	42,000	24,587
China Railway Signal & Communication Corp. Ltd., H Shares	30,000	16,102
China Reinsurance Group Corp., H Shares	61,000	9,662
China Resources Beer Holdings Co. Ltd.	20,000	104,766
China Resources Cement Holdings Ltd.	112,000	134,042
China Resources Gas Group Ltd.	14,000	77,981
China Resources Land Ltd.	82,000	354,835
China Resources Medical Holdings Co. Ltd.	15,000	8,296
China Resources Pharmaceutical Group Ltd.	30,500	26,662
China Resources Power Holdings Co. Ltd.	60,000	78,031
China Sanjiang Fine Chemicals Co. Ltd.	30,000	5,366
China SCE Group Holdings Ltd.	125,000	59,569
China Shengmu Organic Milk Ltd.(1)	59,000	2,034
China Shenhua Energy Co. Ltd., H Shares	46,000	89,121
China Shineway Pharmaceutical Group Ltd.	11,000	11,285
China South City Holdings Ltd.	192,000	22,321
China Southern Airlines Co. Ltd., H Shares	22,000	13,746
China State Construction International Holdings Ltd.	60,000	47,284
China Suntien Green Energy Corp. Ltd., H Shares	72,000	19,777
China Taiping Insurance Holdings Co. Ltd.	19,000	43,940
China Telecom Corp. Ltd. ADR(2)	3,238	122,688
China Tower Corp. Ltd., H Shares	432,000	88,311
China Traditional Chinese Medicine Holdings Co. Ltd.	108,000	48,168
China Travel International Investment Hong Kong Ltd.	64,000	10,057
China Unicom (Hong Kong) Ltd. ADR	5,316	45,239
China Vanke Co. Ltd., H Shares	24,700	92,497
China Vast Industrial Urban Development Co. Ltd.	5,000	1,924
China Water Affairs Group Ltd.(2)	12,000	9,214
China Wood Optimization Holding Ltd.	8,000	2,422
China XLX Fertiliser Ltd.	30,000	7,818
China Yongda Automobiles Services Holdings Ltd.	56,000	40,424
China Yuchai International Ltd.	556	7,478
China Yuhua Education Corp. Ltd.	20,000	12,291
China Yurun Food Group Ltd.(1)	9,000	978
China ZhengTong Auto Services Holdings Ltd.	31,500	8,975
China Zhongwang Holdings Ltd.	49,200	19,669
Chinasoft International Ltd.(1)(2)	34,000	16,160
Chongqing Rural Commercial Bank Co. Ltd., H Shares	124,000	61,602
CIFI Holdings Group Co. Ltd.	52,000	37,873
CIMC Enric Holdings Ltd.	6,000	3,288
CITIC Ltd.	136,000	170,352
CITIC Resources Holdings Ltd.	118,000	7,386
CNOOC Ltd. ADR	4,037	586,253

Colour Life Services Group Co. Ltd.(1)(2)	2,000	1,112
Comba Telecom Systems Holdings Ltd.	96,000	22,325
Concord New Energy Group Ltd.	290,000	13,706
Consun Pharmaceutical Group Ltd.	24,000	13,430
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	22,000	9,080
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	48,500	17,908
COSCO SHIPPING International Hong Kong Co. Ltd.	12,000	3,112
COSCO SHIPPING Ports Ltd.	38,000	30,934
Country Garden Holdings Co. Ltd.	186,000	259,050
Country Garden Services Holdings Co. Ltd.	42,000	135,766
CPMC Holdings Ltd.	17,000	7,450
CRRC Corp. Ltd., H Shares	38,000	25,002
CSPC Pharmaceutical Group Ltd.	122,000	277,782
Dah Chong Hong Holdings Ltd.	30,000	13,757
Dali Foods Group Co. Ltd.	78,000	53,011
Daqo New Energy Corp. ADR(1)	314	11,957
Datang International Power Generation Co. Ltd., H Shares	38,000	7,039
Dawnrays Pharmaceutical Holdings Ltd.	55,000	9,836
Dexin China Holdings Co. Ltd.(1)	30,000	11,880
Differ Group Holding Co. Ltd.(1)	40,000	2,224
Digital China Holdings Ltd.	20,000	9,938
Dongfeng Motor Group Co. Ltd., Class H	58,000	55,727
Dongyue Group Ltd.	38,000	19,372
ENN Energy Holdings Ltd.	23,600	256,280
Essex Bio-technology Ltd.	9,000	6,817
Ever Sunshine Lifestyle Services Group Ltd.	28,000	16,608
Fanhua, Inc. ADR(2)	1,360	36,992
Fantasia Holdings Group Co. Ltd.(1)	45,000	7,532
Far East Horizon Ltd.	64,000	58,152
FinVolution Group ADR(2)	2,503	7,334
Fosun International Ltd.	39,000	52,514
Fountain SET Holdings Ltd.	38,000	6,166
Fu Shou Yuan International Group Ltd.	30,000	25,714
Fufeng Group Ltd.(1)	63,000	27,607
Fullshare Holdings Ltd.(1)(2)	135,000	3,035
Fusen Pharmaceutical Co. Ltd.	2,000	1,160
Fuyao Glass Industry Group Co. Ltd., H Shares	5,200	15,346
GCL New Energy Holdings Ltd.(1)	184,000	4,090
GCL-Poly Energy Holdings Ltd.(1)(2)	370,000	10,826
GDS Holdings Ltd. ADR(1)	1,416	66,297
Geely Automobile Holdings Ltd.	95,000	177,714
Gemdale Properties & Investment Corp. Ltd.	246,000	28,607
Genertec Universal Medical Group Co. Ltd.	15,000	10,444
Genscript Biotech Corp.(1)	28,000	67,612
GF Securities Co. Ltd., H Shares	6,000	6,428
Global Bio-Chem Technology Group Co. Ltd.(1)	42,000	918
Global Cord Blood Corp.(1)	1,669	8,195
Glorious Property Holdings Ltd.(1)	185,000	5,814
Glory Sun Financial Group Ltd.	324,000	11,797
Golden Meditech Holdings Ltd.(1)	28,000	2,933

Grand Baoxin Auto Group Ltd.(1)	30,500	5,648
Great Wall Motor Co. Ltd., H Shares	59,500	45,995
Greater China Financial Holdings Ltd.(1)	96,000	2,539
Greatview Aseptic Packaging Co. Ltd.	24,000	10,976
Greenland Hong Kong Holdings Ltd.	38,000	14,226
Greentown Service Group Co. Ltd.	70,000	76,628
Guangdong Investment Ltd.	2,000	4,134
Guangzhou Automobile Group Co. Ltd., H Shares	30,000	32,043
Guangzhou R&F Properties Co. Ltd., H Shares(2)	24,400	41,014
Guorui Properties Ltd.	30,000	6,018
Guotai Junan Securities Co. Ltd., H Shares	6,000	9,120
Haichang Ocean Park Holdings Ltd.(1)	61,000	7,874
Haidilao International Holding Ltd.	4,000	16,810
Haier Electronics Group Co. Ltd.	23,000	63,923
Haitian International Holdings Ltd.	24,000	53,646
Haitong Securities Co. Ltd., H Shares	13,600	13,584
Harbin Electric Co. Ltd., H Shares(1)	14,000	3,523
HC Group, Inc.(1)	7,500	2,443
Hengan International Group Co. Ltd.	15,000	99,124
Hi Sun Technology China Ltd.(1)	120,000	19,620
Hilong Holding Ltd.	30,000	3,334
Hisense Home Appliances Group Co. Ltd., H Shares	1,000	928
HKC Holdings Ltd.	8,000	6,686
Hollysys Automation Technologies Ltd.	587	8,635
Honghua Group Ltd.(1)	154,000	8,759
Honworld Group Ltd.	7,500	3,771
Hopson Development Holdings Ltd.	36,000	34,634
Hua Hong Semiconductor Ltd.	26,000	46,111
Huabao International Holdings Ltd.	18,000	5,864
Huadian Power International Corp. Ltd., H Shares	64,000	23,308
Huami Corp. ADR(1)	826	9,309
Huaneng Power International, Inc., H Shares	54,000	26,767
Huaneng Renewables Corp. Ltd., H Shares	340,000	129,877
Huatai Securities Co. Ltd., H Shares	6,800	10,199
Huaxi Holdings Co. Ltd.	14,000	3,863
Huazhong In-Vehicle Holdings Co. Ltd.	14,000	2,089
Huazhu Group Ltd. ADR	2,101	71,875
Huifu Payment Ltd.(1)	16,000	6,502
HUYA, Inc. ADR(1)(2)	1,662	35,068
IGG, Inc.	26,000	18,979
IMAX China Holding, Inc.	6,100	13,048
Industrial & Commercial Bank of China Ltd., H Shares	965,000	688,224
Inke Ltd.(1)	18,000	2,621
Inspur International Ltd.	22,000	9,022
International Alliance Financial Leasing Co. Ltd.(1)	30,000	5,021
iQIYI, Inc. ADR(1)(2)	370	7,086
JD.com, Inc. ADR(1)	15,847	517,405
Jiangsu Expressway Co. Ltd., H Shares	30,000	40,007
Jiangxi Copper Co. Ltd., H Shares	19,000	21,924
Jiayuan International Group Ltd.	4,000	1,528

Jinchuan Group International Resources Co. Ltd.(2)	92,000	7,051
Jingrui Holdings Ltd.	30,000	9,582
JinkoSolar Holding Co. Ltd. ADR(1)(2)	1,446	26,534
JNBY Design Ltd.	6,500	8,999
Kaisa Group Holdings Ltd.(1)	179,000	70,443
Kandi Technologies Group, Inc.(1)	871	4,155
Kasen International Holdings Ltd.(1)(2)	30,000	13,337
Kingboard Holdings Ltd.	25,000	68,832
Kingboard Laminates Holdings Ltd.	65,000	73,382
Kingdee International Software Group Co. Ltd.(2)	30,000	29,745
Kingsoft Corp. Ltd.(1)(2)	17,000	37,638
Kunlun Energy Co. Ltd.	60,000	50,811
KWG Group Holdings Ltd.(1)	46,000	50,545
Lee & Man Paper Manufacturing Ltd.	48,000	32,495
Lee's Pharmaceutical Holdings Ltd.	6,500	3,264
Lenovo Group Ltd.	90,000	59,451
Li Ning Co. Ltd.	92,500	296,653
Lifestyle China Group Ltd.(1)	12,500	3,755
Lifetech Scientific Corp.(1)	6,000	1,027
Longfor Group Holdings Ltd.	18,000	73,741
Lonking Holdings Ltd.	99,000	28,205
Luye Pharma Group Ltd.(2)	68,000	49,941
Meitu, Inc.(1)	28,500	5,242
Meituan Dianping, Class B(1)	6,200	81,758
Metallurgical Corp. of China Ltd., H Shares	61,000	12,702
Midea Real Estate Holding Ltd.(2)	6,000	14,871
Minsheng Education Group Co. Ltd.(1)	14,000	2,343
MMG Ltd.(1)	8,000	1,747
Modern Land China Co. Ltd.	60,000	8,431
Momo, Inc. ADR	2,800	104,804
Nam Tai Property, Inc.(1)	1,416	12,985
NetDragon Websoft Holdings Ltd.	6,500	15,031
NetEase, Inc. ADR	1,298	409,285
New China Life Insurance Co. Ltd., H Shares	15,400	59,360
New Oriental Education & Technology Group, Inc. ADR(1)	2,746	332,486
Nexteer Automotive Group Ltd.	30,000	25,143
Nine Dragons Paper Holdings Ltd.	69,000	70,265
Niu Technologies ADR(1)	384	3,448
Noah Holdings Ltd. ADR(1)(2)	278	8,101
OneSmart International Education Group Ltd. ADR(1)	1,607	11,426
Oshidori International Holdings Ltd.	108,000	14,346
Pacific Online Ltd.	37,000	8,840
Panda Green Energy Group Ltd.(1)	70,000	1,820
PAX Global Technology Ltd.	39,000	17,040
People's Insurance Co. Group of China Ltd. (The), H Shares	61,000	24,471
PetroChina Co. Ltd. ADR	1,287	58,957
PICC Property & Casualty Co. Ltd., H Shares	64,000	74,085
Pinduoduo, Inc. ADR(1)	525	18,874
Ping An Insurance Group Co. of China Ltd. ADR	42,872	975,767
Poly Property Group Co. Ltd.	92,000	32,903

Postal Savings Bank of China Co. Ltd., H Shares	123,000	79,815
Pou Sheng International Holdings Ltd.	61,000	20,422
Powerlong Real Estate Holdings Ltd.	51,000	29,726
PW Medtech Group Ltd.(1)	29,000	4,705
Qingling Motors Co. Ltd., H Shares	32,000	7,685
Qudian, Inc. ADR(1)(2)	4,377	21,710
Rare Earth Magnesium Technology Group Holdings Ltd.	30,000	1,073
Redsun Properties Group Ltd.	17,000	5,514
RISE Education Cayman Ltd. ADR(1)	502	3,609
Road King Infrastructure Ltd.	9,000	16,373
Ronshine China Holdings Ltd.(1)	30,500	35,481
Sany Heavy Equipment International Holdings Co. Ltd.	3,000	1,506
Seaspan Corp.(2)	3,523	41,395
Seazen Group Ltd.(1)(2)	6,000	6,398
Semiconductor Manufacturing International Corp.(1)(2)	63,500	80,969
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	24,000	28,974
Shanghai Electric Group Co. Ltd., H Shares	60,000	18,473
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(2)	500	1,405
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares	9,000	5,590
Shanghai Industrial Holdings Ltd.	21,000	37,828
Shanghai Industrial Urban Development Group Ltd.	62,000	7,682
Shanghai Jin Jiang Capital Co. Ltd., H Shares	10,000	1,789
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	9,200	16,500
Sheng Ye Capital Ltd.	22,000	19,983
Shenzhen Expressway Co. Ltd., H Shares	52,000	69,355
Shenzhen International Holdings Ltd.	52,500	110,935
Shenzhen Investment Ltd.	180,000	70,830
Shenzhou International Group Holdings Ltd.	12,800	168,717
Shimao Property Holdings Ltd.	38,000	137,714
Shirble Department Store Holdings China Ltd.(1)	20,000	3,271
Shougang Concord International Enterprises Co. Ltd.	184,000	8,101
Shougang Fushan Resources Group Ltd.	102,000	22,202
Shui On Land Ltd.	170,000	35,619
Sihuan Pharmaceutical Holdings Group Ltd.	123,000	13,986
Silver Grant International Holdings Group Ltd.(1)	40,000	6,132
Sina Corp.(1)	710	24,772
Sino Biopharmaceutical Ltd.	94,000	121,306
Sino-Ocean Group Holding Ltd.	77,000	28,529
Sinofert Holdings Ltd.(1)	60,000	6,056
Sinolink Worldwide Holdings Ltd.(1)	46,000	2,732
Sinopec Engineering Group Co. Ltd., H Shares	46,000	26,973
Sinopec Kantons Holdings Ltd.	44,000	17,313
Sinopec Shanghai Petrochemical Co. Ltd. ADR(2)	247	6,741
Sinopharm Group Co. Ltd., H Shares	12,000	39,631
Sinotrans Ltd., H Shares	3,000	935
Sinotruk Hong Kong Ltd.	30,500	51,537
Skyfame Realty Holdings Ltd.	158,000	20,609
Skyworth Group Ltd.	60,000	16,099
SOHO China Ltd.	30,500	10,519
Sohu.com Ltd. ADR(1)	456	4,669

Springland International Holdings Ltd.	30,000	8,202
SSY Group Ltd.	60,000	47,236
Sun Art Retail Group Ltd.	71,500	80,962
Sun King Power Electronics Group	38,000	4,757
Sunac China Holdings Ltd.	61,000	297,345
Sunny Optical Technology Group Co. Ltd.	16,600	272,170
TAL Education Group ADR(1)	1,669	73,870
TCL Electronics Holdings Ltd.	30,000	13,185
Tencent Holdings Ltd.	50,100	2,123,967
Tencent Music Entertainment Group ADR(1)	556	6,911
Texhong Textile Group Ltd.	6,500	6,752
Tian Ge Interactive Holdings Ltd.(1)	9,000	2,150
Tiangong International Co. Ltd.	28,000	10,838
Tianjin Development Holdings Ltd.	6,000	1,655
Tianjin Port Development Holdings Ltd.	60,000	5,742
Tianli Education International Holdings Ltd.(2)	36,000	13,890
Tianneng Power International Ltd.	30,000	19,738
Tibet Water Resources Ltd.(1)	19,000	1,125
Times China Holdings Ltd.	30,000	56,427
Times Neighborhood Holdings Ltd.(1)	11,538	7,128
Tingyi Cayman Islands Holding Corp.	62,000	100,931
Tong Ren Tang Technologies Co. Ltd., H Shares	14,000	12,070
Tongda Group Holdings Ltd.	160,000	11,858
TravelSky Technology Ltd., H Shares	9,000	21,916
Trigiant Group Ltd.	28,000	4,937
Trip.com Group Ltd. ADR(1)	3,129	104,008
Truly International Holdings Ltd.(1)	60,000	7,816
Tsaker Chemical Group Ltd.	15,000	3,239
Tsingtao Brewery Co. Ltd., H Shares	8,000	49,439
Uni-President China Holdings Ltd.	37,000	37,573
Vinda International Holdings Ltd.	10,000	17,482
Vipshop Holdings Ltd. ADR(1)	26,214	335,015
Want Want China Holdings Ltd.	208,000	179,198
Wasion Holdings Ltd.	22,000	10,399
Weibo Corp. ADR(1)(2)	649	27,784
Weichai Power Co. Ltd., H Shares	40,000	68,415
West China Cement Ltd.	182,000	28,826
Wisdom Education International Holdings Co. Ltd.	16,000	7,053
Wison Engineering Services Co. Ltd.	19,000	2,185
WuXi AppTec Co. Ltd., H Shares	1,800	20,893
Wuxi Biologics Cayman, Inc.(1)	2,500	28,243
X Financial ADR(2)	2,410	4,266
Xiaomi Corp., Class B(1)(2)	38,000	43,458
Xingda International Holdings Ltd.	43,000	11,537
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	6,000	6,675
Xinyi Solar Holdings Ltd.	84,000	51,624
Xinyuan Real Estate Co. Ltd. ADR(2)	1,823	7,037
XTEP International Holdings Ltd.	15,000	7,724
Yadea Group Holdings Ltd.	36,000	9,198
Yanzhou Coal Mining Co. Ltd., H Shares	60,000	53,074

YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares	7,600	39,946
Yihai International Holding Ltd.(1)	12,000	76,353
Yintech Investment Holdings Ltd. ADR(1)	368	1,785
Yiren Digital Ltd. ADR(1)	834	4,320
Yixin Group Ltd.(1)(2)	30,500	7,014
Yongsheng Advanced Materials Co. Ltd.	10,000	2,274
YuanShengTai Dairy Farm Ltd.(1)	170,000	6,623
Yuexiu Property Co. Ltd.	122,000	26,030
Yuexiu Transport Infrastructure Ltd.	50,000	43,690
Yum China Holdings, Inc.	10,789	480,326
Yuzhou Properties Co. Ltd.	30,000	13,798
Zhaojin Mining Industry Co. Ltd., H Shares	16,000	16,551
Zhejiang Expressway Co. Ltd., H Shares	60,000	52,525
Zhenro Properties Group Ltd.	34,000	21,935
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	3,000	10,369
Zhongsheng Group Holdings Ltd.	30,000	106,358
Zhou Hei Ya International Holdings Co. Ltd.	45,500	29,356
Zhuguang Holdings Group Co. Ltd.(1)	60,000	8,217
Zhuhai Holdings Investment Group Ltd.	16,000	2,228
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	6,000	20,464
Zijin Mining Group Co. Ltd., H Shares	126,000	47,157
ZTE Corp., H Shares(1)	6,000	15,986
ZTO Express Cayman, Inc. ADR	3,541	75,353
		26,141,460
Colombia — 0.4%
Avianca Holdings SA Preference Shares	6,370	3,133
Banco Davivienda SA Preference Shares	4,499	54,877
Bancolombia SA	2,627	30,744
Bancolombia SA ADR	1,298	62,655
Cementos Argos SA	18,987	33,525
CEMEX Latam Holdings SA(1)	8,778	10,919
Corp. Financiera Colombiana SA(1)	5,718	47,928
Ecopetrol SA ADR	2,517	46,086
Empresa de Telecomunicaciones de Bogota(1)	18,600	1,293
Grupo Argos SA	8,067	40,139
Grupo Aval Acciones y Valores SA Preference Shares	27,076	10,778
Interconexion Electrica SA ESP	8,994	48,537
		390,614
Czech Republic — 0.2%
Central European Media Enterprises Ltd., Class A(1)	3,018	13,581
CEZ AS	2,518	55,753
Komercni banka AS	432	14,787
Moneta Money Bank AS	14,990	49,762
		133,883
Egypt — 0.1%
Commercial International Bank Egypt S.A.E. GDR	23,645	113,853
Greece — 0.4%
Aegean Airlines SA	1,329	12,224
Alpha Bank AE(1)	11,529	24,236
Ellaktor SA(1)	8,314	16,052

Eurobank Ergasias SA(1)	17,185	18,074
Fourlis Holdings SA(1)	1,854	11,004
GEK Terna Holding Real Estate Construction SA(1)	3,801	29,769
Hellenic Petroleum SA	415	3,953
Hellenic Telecommunications Organization SA	2,658	39,942
JUMBO SA	1,050	21,056
Motor Oil Hellas Corinth Refineries SA	803	18,776
Mytilineos SA	2,565	28,523
National Bank of Greece SA(1)	12,995	43,948
Piraeus Bank SA(1)	12,981	45,416
Public Power Corp. SA(1)	3,369	11,989
Terna Energy SA(1)	1,517	12,432
Titan Cement International SA(1)	293	5,954
Viohalco SA(1)	2,750	11,384
		354,732
Hong Kong†
Citychamp Watch & Jewellery Group Ltd.(1)	26,000	5,380
Earthasia International Holdings Ltd.(1)	4,000	1,942
NVC Lighting Holding Ltd.	123,000	3,127
		10,449
Hungary — 0.3%
Magyar Telekom Telecommunications plc	29,161	42,263
MOL Hungarian Oil & Gas plc	11,127	107,509
OTP Bank Nyrt	2,380	111,966
Richter Gedeon Nyrt	741	14,192
		275,930
India — 6.0%
Axis Bank Ltd. GDR	9,396	481,461
Dr Reddy's Laboratories Ltd. ADR	10,683	435,012
ICICI Bank Ltd. ADR	40,015	563,811
Infosys Ltd. ADR	100,936	992,201
Reliance Industries Ltd. GDR	32,531	1,405,138
State Bank of India GDR(1)	10,796	513,308
Tata Motors Ltd. ADR(1)	17,306	194,173
Vedanta Ltd. ADR	27,144	218,509
Wipro Ltd. ADR	94,440	342,817
		5,146,430
Indonesia — 2.3%
Ace Hardware Indonesia Tbk PT	61,800	6,922
Adaro Energy Tbk PT	433,700	37,801
Adhi Karya Persero Tbk PT	77,200	5,883
Agung Podomoro Land Tbk PT(1)	414,100	5,136
AKR Corporindo Tbk PT	24,700	5,953
Alam Sutera Realty Tbk PT(1)	401,800	6,835
Aneka Tambang Tbk	182,300	9,694
Astra International Tbk PT	327,000	150,638
Bank Brisyariah Tbk PT	63,800	1,429
Bank Central Asia Tbk PT	61,800	137,502
Bank Mandiri Persero Tbk PT	259,800	128,417
Bank Negara Indonesia Persero Tbk PT	121,100	64,361

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	64,900	7,223
Bank Pembangunan Daerah Jawa Timur Tbk PT	166,900	7,691
Bank Rakyat Indonesia Persero Tbk PT	893,800	259,050
Bank Tabungan Negara Persero Tbk PT	126,700	19,128
Bank Tabungan Pensiunan Nasional Syariah Tbk PT(1)	44,300	12,433
Barito Pacific Tbk PT	160,700	15,490
Bekasi Fajar Industrial Estate Tbk PT	367,800	5,005
Bukit Asam Tbk PT	58,700	10,068
Bumi Resources Tbk PT(1)	309,500	1,426
Bumi Serpong Damai Tbk PT(1)	170,000	15,058
Charoen Pokphand Indonesia Tbk PT	27,800	13,249
Ciputra Development Tbk PT	293,600	20,907
Delta Dunia Makmur Tbk PT(1)	284,300	4,836
Erajaya Swasembada Tbk PT	71,000	6,741
Global Mediacom Tbk PT(1)	395,600	9,029
Hanson International Tbk PT(1)	1,446,500	5,106
Indah Kiat Pulp & Paper Corp Tbk PT	119,100	57,381
Indika Energy Tbk PT	71,000	5,459
Indo Tambangraya Megah Tbk PT	10,400	7,545
Indocement Tunggal Prakarsa Tbk PT	12,300	16,911
Indofood CBP Sukses Makmur Tbk PT	27,800	22,330
Indofood Sukses Makmur Tbk PT	131,300	73,987
Indomobil Sukses Internasional Tbk PT	9,400	656
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	89,600	8,065
Jasa Marga Persero Tbk PT	95,800	33,532
Kalbe Farma Tbk PT	256,500	27,724
Kresna Graha Investama Tbk PT(1)	188,500	6,746
Link Net Tbk PT	58,700	17,393
Lippo Karawaci Tbk PT(1)	794,300	13,739
Mahkota Group Tbk PT	27,800	1,616
Matahari Department Store Tbk PT	83,400	20,864
Medco Energi Internasional Tbk PT(1)	194,700	9,797
Media Nusantara Citra Tbk PT	287,400	25,462
Mitra Adiperkasa Tbk PT	333,800	24,016
Mitra Pinasthika Mustika Tbk PT	27,700	1,276
Modernland Realty Tbk PT(1)	445,000	6,813
Pabrik Kertas Tjiwi Kimia Tbk PT	18,500	12,062
Pakuwon Jati Tbk PT	340,000	13,616
Pan Brothers Tbk PT	139,000	6,600
Panin Financial Tbk PT(1)	358,500	7,014
Pelayaran Tamarin Samudra Tbk PT(1)	234,900	7,660
Perusahaan Gas Negara Tbk PT	215,300	29,298
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	92,700	9,003
PP (Persero) Tbk PT	117,400	11,232
PP Presisi Tbk PT	64,300	976
Puradelta Lestari Tbk PT	395,600	9,086
Salim Ivomas Pratama Tbk PT(1)	75,600	1,940
Sawit Sumbermas Sarana Tbk PT	23,600	1,464
Semen Indonesia Persero Tbk PT	18,500	15,012
Sentul City Tbk PT(1)	865,400	4,784

Siloam International Hospitals Tbk PT(1)	15,400	7,695
Sri Rejeki Isman Tbk PT	373,400	6,509
Summarecon Agung Tbk PT	86,500	6,260
Surya Citra Media Tbk PT	80,300	6,829
Surya Semesta Internusa Tbk PT	179,200	8,574
Telekomunikasi Indonesia (Persero) Tbk PT ADR	10,824	299,500
Tower Bersama Infrastructure Tbk PT	185,400	14,391
Tunas Baru Lampung Tbk PT	139,000	8,319
Unilever Indonesia Tbk PT	12,300	36,443
United Tractors Tbk PT	30,900	45,826
Waskita Beton Precast Tbk PT	312,100	6,505
Waskita Karya Persero Tbk PT	89,600	7,779
Wijaya Karya Persero Tbk PT	81,400	10,007
XL Axiata Tbk PT(1)	186,500	44,151
		1,992,858
Malaysia — 2.4%
7-Eleven Malaysia Holdings Bhd, Class B	21,600	7,447
Aeon Co. M Bhd	32,500	11,668
AEON Credit Service M Bhd	3,000	10,573
AirAsia Group Bhd	64,400	26,054
AirAsia X Bhd(1)	63,200	2,269
Alliance Bank Malaysia Bhd	15,400	9,953
AMMB Holdings Bhd	46,300	44,219
ATA IMS Bhd	21,800	8,655
Axiata Group Bhd	52,500	51,908
Berjaya Corp. Bhd(1)	126,700	7,279
Berjaya Land Bhd(1)	24,800	1,128
Berjaya Sports Toto Bhd	27,800	17,636
Bermaz Auto Bhd	30,900	15,604
Boustead Plantations Bhd	18,000	2,823
Bumi Armada Bhd(1)	185,700	22,470
Bursa Malaysia Bhd	6,100	8,820
Carlsberg Brewery Malaysia Bhd	2,200	14,400
CIMB Group Holdings Bhd	68,000	84,326
D&O Green Technologies Bhd	10,300	1,787
Datasonic Group Bhd	14,500	3,540
Dayang Enterprise Holdings Bhd(1)	43,400	21,189
Dialog Group Bhd	44,500	35,686
DiGi.Com Bhd	37,100	39,792
DRB-Hicom Bhd	40,200	22,149
Dufu Technology Corp. Bhd	6,800	4,963
Duopharma Biotech Bhd	7,700	2,562
Eastern & Oriental Bhd	43,200	5,792
Eco World Development Group Bhd(1)	10,900	1,683
Eco World International Bhd(1)	10,600	2,335
Ekovest Bhd	37,000	6,907
FGV Holdings Bhd(1)	68,000	21,648
Fraser & Neave Holdings Bhd	3,000	24,953
Frontken Corp. Bhd	23,900	11,320
Gamuda Bhd	68,000	61,203

Genting Bhd	34,000	47,452
Genting Malaysia Bhd	74,100	55,693
Genting Plantations Bhd	3,100	7,655
Globetronics Technology Bhd	24,900	12,514
HAP Seng Consolidated Bhd	3,000	7,112
Hartalega Holdings Bhd	20,900	26,269
Hengyuan Refining Co. Bhd(1)	4,600	4,812
Hibiscus Petroleum Bhd(1)	49,400	10,580
Hong Leong Bank Bhd	3,000	12,137
Hong Leong Financial Group Bhd	1,900	7,415
Hong Leong Industries Bhd	3,000	7,676
Hup Seng Industries Bhd	11,000	2,383
IHH Healthcare Bhd	9,200	11,828
IJM Corp. Bhd	51,500	25,761
Inari Amertron Bhd	46,300	20,166
IOI Corp. Bhd	9,200	9,580
Iskandar Waterfront City Bhd(1)	4,800	971
KNM Group Bhd(1)	86,500	7,442
Kossan Rubber Industries	9,200	9,207
KPJ Healthcare Bhd	51,100	11,061
Kuala Lumpur Kepong Bhd	3,000	16,739
LBS Bina Group Bhd	24,100	2,853
Lotte Chemical Titan Holding Bhd	12,300	6,827
Mah Sing Group Bhd	49,400	8,220
Malakoff Corp. Bhd	48,200	10,320
Malayan Banking Bhd	34,000	69,435
Malaysia Airports Holdings Bhd	9,200	18,280
Malaysia Building Society Bhd	37,000	7,441
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	17,700	3,623
Malaysian Pacific Industries Bhd	3,500	9,320
Malaysian Resources Corp. Bhd	86,500	15,420
Matrix Concepts Holdings Bhd	7,000	3,168
Maxis Bhd	24,700	30,631
MBM Resources Bhd	6,100	5,573
Mega First Corp. Bhd	13,200	14,845
MISC Bhd	20,800	40,532
MNRB Holdings Bhd	10,700	2,843
Muhibbah Engineering M Bhd	18,200	10,283
My EG Services Bhd	21,700	6,129
OSK Holdings Bhd	42,200	9,503
Padini Holdings Bhd	9,200	7,591
Paramount Corp. Bhd	16,000	4,749
PESTECH International Bhd(1)	24,700	7,567
Petron Malaysia Refining & Marketing Bhd	2,900	3,519
Petronas Chemicals Group Bhd	26,400	44,620
Petronas Dagangan Bhd	4,800	26,322
Petronas Gas Bhd	3,000	11,141
Pos Malaysia Bhd	5,700	1,937
Power Root Bhd	5,800	3,359
PPB Group Bhd	3,000	13,068

Press Metal Aluminium Holdings Bhd	15,400	17,291
Public Bank Bhd	18,500	86,888
QL Resources Bhd	15,800	27,436
Ranhill Holdings Bhd	24,700	6,741
RHB Bank Bhd	31,800	43,089
Sam Engineering & Equipment M Bhd	3,100	5,931
Sapura Energy Bhd	211,700	13,921
Sarawak Oil Palms Bhd	15,500	11,916
SEG International Bhd	12,300	1,885
Serba Dinamik Holdings Bhd	6,100	6,367
Sime Darby Bhd	58,500	31,509
Sime Darby Plantation Bhd	26,500	31,616
Sime Darby Property Bhd	49,400	9,282
SKP Resources Bhd	30,900	9,100
SP Setia Bhd Group	21,600	6,722
Sunway Bhd	49,248	20,750
Supermax Corp. Bhd	18,500	6,023
Ta Ann Holdings Bhd	12,300	8,804
TA Enterprise Bhd	49,400	6,860
Taliworks Corp. Bhd	34,000	7,285
Telekom Malaysia Bhd	37,000	33,304
Tenaga Nasional Bhd	69,700	219,591
TIME dotCom Bhd	6,100	13,304
Top Glove Corp. Bhd	12,300	13,251
Tropicana Corp. Bhd	19,600	4,364
Uchi Technologies Bhd	9,500	6,392
UEM Sunrise Bhd(1)	55,600	9,449
Unisem M Bhd	15,400	7,927
UOA Development Bhd	28,900	13,906
Velesto Energy Bhd(1)	118,100	10,883
ViTrox Corp. Bhd	3,000	5,566
VS Industry Bhd	68,000	21,807
Wah Seong Corp. Bhd(1)	15,600	4,406
WCT Holdings Bhd(1)	49,400	10,110
Westports Holdings Bhd	21,400	21,364
Yinson Holdings Bhd	6,100	9,492
YTL Corp. Bhd	43,200	8,636
		2,101,481
Mexico — 2.9%
Alfa SAB de CV, Series A	78,045	61,407
Alsea SAB de CV(1)	30,496	82,377
America Movil SAB de CV, Class L ADR	18,454	282,162
Arca Continental SAB de CV	3,090	16,301
Banco del Bajio SA	30,909	47,676
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	14,613	92,208
Bolsa Mexicana de Valores SAB de CV	4,636	10,157
Cemex SAB de CV ADR	3,709	13,835
Coca-Cola Femsa SAB de CV	6,181	35,376
Consorcio ARA SAB de CV	15,454	3,166
Controladora Vuela Cia de Aviacion SAB de CV ADR(1)	5,236	54,716

Corp. Inmobiliaria Vesta SAB de CV	30,445	50,694
Credito Real SAB de CV SOFOM ER	15,454	18,144
El Puerto de Liverpool SAB de CV, Class C1	3,090	15,156
Fomento Economico Mexicano SAB de CV ADR	1,112	101,114
Genomma Lab Internacional SAB de CV, Class B(1)	40,490	37,961
Gentera SAB de CV	49,454	47,249
Gruma SAB de CV, B Shares	10,024	100,565
Grupo Aeromexico SAB de CV(1)(2)	12,157	9,485
Grupo Aeroportuario del Centro Norte SAB de CV ADR	2,114	112,486
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,039	105,126
Grupo Aeroportuario del Sureste SAB de CV ADR	216	37,035
Grupo Bimbo SAB de CV, Series A	13,909	23,920
Grupo Carso SAB de CV	3,090	10,248
Grupo Cementos de Chihuahua SAB de CV	1,545	8,131
Grupo Comercial Chedraui SA de CV	8,500	11,678
Grupo Financiero Banorte SAB de CV	52,133	273,470
Grupo Financiero Inbursa SAB de CV	37,245	44,281
Grupo GICSA SAB de CV(1)(2)	14,630	4,881
Grupo Industrial Saltillo SAB de CV	10,735	11,183
Grupo Mexico SAB de CV, Series B	52,957	138,206
Grupo Rotoplas SAB de CV(1)	1,648	1,516
Grupo Televisa SAB ADR	7,829	85,884
Grupo Traxion SAB de CV(1)	16,175	11,396
Hoteles City Express SAB de CV(1)(2)	10,766	8,801
Industrias Bachoco SAB de CV	5,409	23,073
Industrias Penoles SAB de CV	2,598	27,477
Infraestructura Energetica Nova SAB de CV	7,727	31,741
Kimberly-Clark de Mexico SAB de CV, A Shares(1)	38,584	73,807
La Comer SAB de CV(1)	22,821	30,082
Megacable Holdings SAB de CV	11,590	40,877
Orbia Advance Corp. SAB de CV	10,045	21,802
Promotora y Operadora de Infraestructura SAB de CV	4,069	38,722
Qualitas Controladora SAB de CV	10,045	42,608
Regional SAB de CV	10,818	58,864
Telesites SAB de CV(1)	21,636	15,531
Unifin Financiera SAB de CV	6,181	9,398
Wal-Mart de Mexico SAB de CV	51,412	143,105
		2,525,078
Peru — 0.4%
Cia de Minas Buenaventura SAA ADR	13,006	199,902
Credicorp Ltd.	599	126,503
Southern Copper Corp.	758	28,827
		355,232
Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	14,210	13,710
Aboitiz Power Corp.	30,000	20,337
AgriNurture, Inc.(1)	3,400	933
Alliance Global Group, Inc.	68,000	14,802
Ayala Corp.	3,100	49,169
Ayala Land, Inc.	87,100	77,985

Ayalaland Logistics Holdings Corp.(1)	28,000	1,868
Bank of the Philippine Islands	16,690	28,257
BDO Unibank, Inc.	23,180	69,244
Cebu Air, Inc.	14,040	25,557
CEMEX Holdings Philippines, Inc.(1)	20,000	896
Chelsea Logistics and Infrastructure Holdings Corp.(1)	55,600	6,387
Cosco Capital, Inc.	115,000	15,421
D&L Industries, Inc.	43,200	7,456
DMCI Holdings, Inc.	98,900	12,652
DoubleDragon Properties Corp.(1)	18,500	7,136
East West Banking Corp.(1)	35,300	8,906
Filinvest Land, Inc.	309,000	9,366
First Gen Corp.	64,900	31,931
Ginebra San Miguel, Inc.	4,400	3,507
Global Ferronickel Holdings, Inc.(1)	202,000	6,549
Globe Telecom, Inc.	615	23,455
GT Capital Holdings, Inc.	1,230	21,653
International Container Terminal Services, Inc.	29,800	72,479
JG Summit Holdings, Inc.	57,310	86,726
Jollibee Foods Corp.	1,850	6,990
Manila Electric Co.	3,700	23,228
Manila Water Co., Inc.	13,800	5,078
Max's Group, Inc.	27,800	6,838
Megaworld Corp.	218,800	19,074
Metro Pacific Investments Corp.	311,000	26,320
Metropolitan Bank & Trust Co.	27,940	36,430
Nickel Asia Corp.	123,000	7,483
Petron Corp.	93,700	8,371
Pilipinas Shell Petroleum Corp.	12,300	8,014
PLDT, Inc. ADR	1,452	31,450
Puregold Price Club, Inc.	27,900	22,044
Robinsons Land Corp.	71,000	36,606
Security Bank Corp.	7,410	29,893
Semirara Mining & Power Corp.	46,300	19,833
SM Investments Corp.	1,850	38,605
SM Prime Holdings, Inc.	43,200	33,154
Universal Robina Corp.	10,500	31,015
Vista Land & Lifescapes, Inc.	157,600	23,570
		1,030,378
Poland — 1.1%
Asseco Poland SA	587	8,489
Bank Millennium SA(1)	10,881	15,285
Bank Polska Kasa Opieki SA	1,421	38,019
CCC SA	401	11,509
CD Projekt SA	463	31,013
Cyfrowy Polsat SA	3,709	26,401
Dino Polska SA(1)	1,795	61,840
Enea SA(1)	8,153	18,621
Energa SA(1)	4,420	7,772
Eurocash SA	3,519	20,017

Famur SA	11,652	9,307
Grupa Azoty SA(1)	1,702	13,982
Grupa Lotos SA	2,453	57,408
Jastrzebska Spolka Weglowa SA	1,842	9,820
KGHM Polska Miedz SA(1)	3,152	72,271
KRUK SA	723	27,829
LPP SA	30	66,587
Lubelski Wegiel Bogdanka SA	741	7,058
mBank SA(1)	210	19,948
Orange Polska SA(1)	30,352	49,501
PGE Polska Grupa Energetyczna SA(1)	4,605	10,255
PKP Cargo SA	1,112	5,852
PLAY Communications SA	1,205	10,052
Polski Koncern Naftowy ORLEN SA	4,584	108,664
Polskie Gornictwo Naftowe i Gazownictwo SA	31,794	37,487
Powszechna Kasa Oszczednosci Bank Polski SA	7,418	68,422
Powszechny Zaklad Ubezpieczen SA	6,967	68,812
Santander Bank Polska SA	216	15,158
Tauron Polska Energia SA(1)	18,978	8,640
Warsaw Stock Exchange	741	7,351
		913,370
Russia — 3.8%
Gazprom PJSC ADR	80,638	640,375
Globaltrans Investment plc GDR	6,654	55,576
LUKOIL PJSC ADR	7,068	673,770
Magnit PJSC GDR	6,857	78,233
Mail.ru Group Ltd. GDR(1)	741	14,959
Mechel PJSC ADR(1)	746	1,380
MMC Norilsk Nickel PJSC ADR	17,154	450,144
Mobile TeleSystems PJSC ADR	13,399	126,487
Novatek PJSC GDR	465	92,021
Novolipetsk Steel PJSC GDR	1,366	27,503
PhosAgro PJSC GDR	3,894	47,943
Rosneft Oil Co. PJSC GDR	17,192	116,625
Sberbank of Russia PJSC ADR (London)	22,240	325,092
Severstal PJSC GDR	2,812	39,505
Tatneft PJSC ADR	6,223	428,928
TMK PJSC GDR	4,698	14,939
VTB Bank PJSC GDR	49,052	67,634
X5 Retail Group NV GDR	1,885	62,553
		3,263,667
South Africa — 5.7%
Absa Group Ltd.	17,095	171,912
Adcock Ingram Holdings Ltd.	1,885	7,074
Advtech Ltd.	14,403	10,516
AECI Ltd.	4,543	32,652
African Oxygen Ltd.	5,625	8,460
African Rainbow Minerals Ltd.	3,307	34,248
Afrimat Ltd.	3,925	8,951
Alexander Forbes Group Holdings Ltd.	35,452	13,078

Allied Electronics Corp. Ltd.	7,387	11,602
Anglo American Platinum Ltd.	694	57,429
AngloGold Ashanti Ltd. ADR	13,617	259,268
Aspen Pharmacare Holdings Ltd.(1)	7,418	59,406
Astral Foods Ltd.	1,792	24,350
AVI Ltd.	7,480	44,348
Barloworld Ltd.	9,921	77,062
Bid Corp. Ltd.	5,264	115,886
Bidvest Group Ltd. (The)	5,161	71,456
Brait SE(1)	7,449	7,993
Capitec Bank Holdings Ltd.	432	41,802
Cashbuild Ltd.	680	9,888
Clicks Group Ltd.	5,764	98,586
Coronation Fund Managers Ltd.	5,625	16,169
DataTec Ltd.	8,716	20,606
Dis-Chem Pharmacies Ltd.(2)	5,841	10,333
Discovery Ltd.	4,420	35,587
DRDGOLD Ltd.	20,585	8,624
EPP NV	19,441	23,611
Exxaro Resources Ltd.	7,356	66,971
Famous Brands Ltd.	2,256	12,291
FirstRand Ltd.	42,006	179,316
Foschini Group Ltd. (The)	3,523	37,329
Gold Fields Ltd. ADR	38,772	207,430
Harmony Gold Mining Co. Ltd. ADR(1)	22,203	69,273
Impala Platinum Holdings Ltd.(1)	28,516	219,250
Imperial Logistics Ltd.	3,740	13,855
Investec Ltd.(2)	6,645	38,137
JSE Ltd.	2,441	20,477
Kumba Iron Ore Ltd.	1,545	39,605
Liberty Holdings Ltd.	6,027	45,817
Life Healthcare Group Holdings Ltd.	36,194	61,035
Massmart Holdings Ltd.(2)	2,750	8,035
Metair Investments Ltd.	12,054	19,420
MiX Telematics Ltd. ADR	525	6,379
Momentum Metropolitan Holdings	40,830	56,722
Motus Holdings Ltd.	6,262	30,336
Mr Price Group Ltd.	3,554	42,406
MTN Group Ltd.	39,968	251,933
MultiChoice Group(1)	11,196	92,653
Murray & Roberts Holdings Ltd.	8,221	5,707
Nampak Ltd.(1)	18,885	7,089
Naspers Ltd., N Shares ADR(2)	11,840	337,322
Nedbank Group Ltd.	6,546	97,725
NEPI Rockcastle plc	10,880	92,121
Netcare Ltd.(2)	17,525	23,901
Northam Platinum Ltd.(1)	8,501	62,159
Oceana Group Ltd.	2,565	10,910
Old Mutual Ltd.	68,216	86,278
Peregrine Holdings Ltd.	6,614	8,728

Pick n Pay Stores Ltd.	7,857	36,420
PPC Ltd.(1)	67,474	13,939
Rand Merchant Investment Holdings Ltd.	14,001	28,869
Raubex Group Ltd.	5,965	9,160
Remgro Ltd.	9,093	119,185
Reunert Ltd.	6,089	28,639
RMB Holdings Ltd.	9,952	54,735
Royal Bafokeng Platinum Ltd.(1)	4,883	14,600
Sanlam Ltd.	20,616	107,442
Sappi Ltd.	12,641	34,391
Sasol Ltd. ADR	6,490	117,015
Shoprite Holdings Ltd.	8,252	72,222
Sibanye Gold Ltd. ADR(1)	16,740	133,250
SPAR Group Ltd. (The)	4,649	65,277
Standard Bank Group Ltd.	18,459	208,618
Sun International Ltd.(1)	4,327	11,695
Super Group Ltd.(1)	6,429	12,507
Telkom SA SOC Ltd.(2)	13,198	42,211
Tiger Brands Ltd.	3,021	42,142
Trencor Ltd.(1)(2)	6,212	12,221
Truworths International Ltd.	9,736	33,974
Tsogo Sun Gaming Ltd.(2)	14,712	12,383
Vodacom Group Ltd.(2)	11,121	91,681
Wilson Bayly Holmes-Ovcon Ltd.	2,472	23,719
Woolworths Holdings Ltd.	5,007	17,816
Zeder Investments Ltd.	48,620	16,263
		4,891,881
South Korea — 13.9%
Advanced Process Systems Corp.	574	13,988
AfreecaTV Co. Ltd.	344	19,746
Ahnlab, Inc.	154	8,235
AK Holdings, Inc.	195	5,219
Amorepacific Corp.	185	29,686
AMOREPACIFIC Group	216	14,849
Ananti, Inc.(1)	411	3,814
Anterogen Co. Ltd.(1)	27	944
Aprogen KIC, Inc.(1)	542	1,221
Asiana Airlines, Inc.(1)	7,263	32,721
BGF retail Co. Ltd.	167	23,793
BH Co. Ltd.(1)	865	15,233
Binex Co. Ltd.(1)	318	2,060
BNK Financial Group, Inc.	11,343	66,859
Boditech Med, Inc.	178	1,445
Boryung Pharmaceutical Co. Ltd.	741	9,881
Celltrion Healthcare Co. Ltd.(1)	268	11,175
Celltrion, Inc.(1)	443	65,260
Cheil Worldwide, Inc.	958	19,203
Chongkundang Holdings Corp.	69	5,480
Chunbo Co. Ltd.(1)	124	5,639
CJ CGV Co. Ltd.	247	7,685

CJ CheilJedang Corp.	123	25,884
CJ Corp.	340	26,576
CJ ENM Co. Ltd.	154	19,896
CJ Freshway Corp.	340	7,403
CJ Hello Co. Ltd.	1,041	5,554
CJ Logistics Corp.(1)	121	16,151
CMG Pharmaceutical Co. Ltd.(1)	455	1,518
Com2uSCorp	123	10,514
Cosmax, Inc.	123	8,432
COWELL FASHION Co. Ltd.	1,514	6,885
Cuckoo Homesys Co. Ltd.	247	9,442
Daea TI Co. Ltd.	1,211	5,199
Daeduck Electronics Co.	927	7,966
Daekyo Co. Ltd.	454	2,341
Daelim Industrial Co. Ltd.	1,518	115,591
Daesang Corp.	644	12,622
Daewon Pharmaceutical Co. Ltd.	242	3,473
Daewoo Engineering & Construction Co. Ltd.(1)	3,245	12,262
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	2,177	48,726
Daewoong Co. Ltd.	556	5,931
Daewoong Pharmaceutical Co. Ltd.	61	6,848
Daishin Securities Co. Ltd.	1,143	11,661
Daou Data Corp.	1,050	7,259
Daou Technology, Inc.	1,697	27,107
Dawonsys Co. Ltd.	1,500	19,486
DB HiTek Co. Ltd.	2,975	47,856
DB Insurance Co. Ltd.	1,298	61,317
DGB Financial Group, Inc.	4,049	24,349
DIO Corp.(1)	216	7,525
Dongjin Semichem Co. Ltd.	1,294	15,885
DongKook Pharmaceutical Co. Ltd.	102	6,558
Dongkuk Steel Mill Co. Ltd.(1)	3,097	15,681
Dongwon Development Co. Ltd.	3,197	10,976
Doosan Bobcat, Inc.	618	16,404
Doosan Heavy Industries & Construction Co. Ltd.(1)	1,452	6,712
DoubleUGames Co. Ltd.	216	8,830
Douzone Bizon Co. Ltd.	507	30,648
E-MART, Inc.	667	74,120
Easy Bio, Inc.	806	3,480
Eo Technics Co. Ltd.	92	7,018
Eugene Corp.	1,023	4,157
Eugene Investment & Securities Co. Ltd.	1,946	3,493
Eutilex Co. Ltd.(1)	21	979
F&F Co. Ltd.	92	8,613
Fila Korea Ltd.	587	25,644
Foosung Co. Ltd.(1)	1,050	6,965
Grand Korea Leisure Co. Ltd.	494	8,172
Green Cross Corp.	56	6,027
Green Cross Holdings Corp.	230	4,228
GS Engineering & Construction Corp.	2,398	60,950

GS Holdings Corp.	2,362	95,733
GS Retail Co. Ltd.	463	14,935
Hana Financial Group, Inc.	9,429	285,536
Hana Tour Service, Inc.	185	7,609
Handok, Inc.	75	1,366
Handsome Co. Ltd.	340	9,143
Hanjin Heavy Industries & Construction Co. Ltd.(1)	358	1,358
Hanjin Kal Corp.	370	11,241
Hanjin Transportation Co. Ltd.	346	8,632
Hankook Tire & Technology Co. Ltd.	2,285	64,520
Hanmi Pharm Co. Ltd.	35	9,494
Hanmi Semiconductor Co. Ltd.	526	2,780
Hanon Systems	2,173	19,877
Hansol Chemical Co. Ltd.	123	10,536
Hansol Paper Co. Ltd.	1,560	19,172
Hansol Technics Co. Ltd.(1)	1,136	8,127
Hanssem Co. Ltd.	123	6,649
Hanwha Aerospace Co. Ltd.(1)	865	28,104
Hanwha Chemical Corp.	1,664	24,776
Hanwha Corp.	2,324	48,431
Hanwha General Insurance Co. Ltd.	2,720	6,599
Hanwha Investment & Securities Co. Ltd.(1)	4,234	7,169
Hanwha Life Insurance Co. Ltd.	7,170	13,901
Harim Holdings Co. Ltd.	958	6,343
HDC Holdings Co. Ltd.	710	6,888
HDC Hyundai Development Co-Engineering & Construction, E Shares	1,043	24,416
Helixmith Co. Ltd.(1)	111	8,550
Hite Jinro Co. Ltd.	432	10,338
Hotel Shilla Co. Ltd.	633	45,469
HS Industries Co. Ltd.	958	9,129
Huchems Fine Chemical Corp.	432	7,865
Hugel, Inc.(1)	30	9,682
Humedix Co. Ltd.	95	1,884
Huons Co. Ltd.	92	4,152
Huons Global Co. Ltd.	52	1,443
Hyosung Advanced Materials Corp.(1)	188	16,474
Hyosung Corp.	252	16,942
Hyosung Heavy Industries Corp.(1)	247	5,301
Hyundai Construction Equipment Co. Ltd.	278	6,555
Hyundai Corp.	225	3,334
Hyundai Department Store Co. Ltd.	297	20,921
Hyundai Electric & Energy System Co. Ltd.(1)	649	4,951
Hyundai Elevator Co. Ltd.(1)	216	12,994
Hyundai Engineering & Construction Co. Ltd.	1,242	43,094
Hyundai Glovis Co. Ltd.	518	66,025
Hyundai Greenfood Co. Ltd.	896	8,888
Hyundai Heavy Industries Holdings Co. Ltd.	179	52,522
Hyundai Home Shopping Network Corp.	184	13,258
Hyundai Hy Communications & Network Co. Ltd.	1,145	3,510
Hyundai Livart Furniture Co. Ltd.	618	7,194

Hyundai Marine & Fire Insurance Co. Ltd.	1,761	41,760
Hyundai Merchant Marine Co. Ltd.(1)	2,472	7,555
Hyundai Mipo Dockyard Co. Ltd.	317	12,089
Hyundai Mobis Co. Ltd.	892	185,118
Hyundai Motor Co.	2,843	291,244
Hyundai Rotem Co. Ltd.(1)	494	6,343
Hyundai Steel Co.	1,390	37,448
Hyundai Wia Corp.	1,096	49,365
ICD Co. Ltd.	580	8,971
Il Dong Pharmaceutical Co. Ltd.	131	1,830
Iljin Materials Co. Ltd.(1)	247	8,226
Ilyang Pharmaceutical Co. Ltd.(1)	166	2,994
iMarketKorea, Inc.	2,300	19,473
InBody Co. Ltd.	424	8,059
Industrial Bank of Korea	9,180	91,322
Innocean Worldwide, Inc.	401	21,801
Innox Advanced Materials Co. Ltd.(1)	185	7,713
Inscobee, Inc.(1)	1,316	3,359
Insun ENT Co. Ltd.(1)	243	1,701
Interflex Co. Ltd.(1)	613	8,052
INTOPS Co. Ltd.	955	9,912
iNtRON Biotechnology, Inc.(1)	213	2,393
IS Dongseo Co. Ltd.	734	20,756
JB Financial Group Co. Ltd.	9,619	43,976
Jcontentree Corp.(1)	46	1,520
Jejuair Co. Ltd.	299	6,336
Jusung Engineering Co. Ltd.	350	1,941
JW Holdings Corp.	809	4,572
JW Pharmaceutical Corp.	362	9,440
JYP Entertainment Corp.	401	7,537
Kakao Corp.	445	58,585
Kangwon Land, Inc.	1,421	35,320
KB Financial Group, Inc. ADR	9,210	359,282
KC Tech Co. Ltd.	276	4,183
KCC Corp.	73	13,417
KEPCO Plant Service & Engineering Co. Ltd.	340	10,233
Kginicis Co. Ltd.	834	11,368
KH Vatec Co. Ltd.(1)	337	5,627
Kia Motors Corp.	7,480	274,042
KIWOOM Securities Co. Ltd.	494	31,581
KMW Co. Ltd.(1)	154	6,050
Koentec Co. Ltd.	896	7,571
Koh Young Technology, Inc.	92	7,805
Kolmar BNH Co. Ltd.	340	7,558
Kolmar Korea Holdings Co. Ltd.	171	3,193
Kolon Corp.	300	4,576
Kolon Industries, Inc.	278	11,247
Kolon Life Science, Inc.(1)	50	830
KONA I Co. Ltd.(1)	684	8,264
Korea Aerospace Industries Ltd.	2,314	73,075

Korea Electric Power Corp. ADR(1)(2)	5,594	65,897
Korea Electric Terminal Co. Ltd.	185	6,416
Korea Gas Corp.	216	6,851
Korea Information & Communications Co. Ltd.(1)	216	1,334
Korea Investment Holdings Co. Ltd.	1,112	67,561
Korea Line Corp.(1)	898	16,612
Korea Petrochemical Ind Co. Ltd.	184	18,374
Korea Real Estate Investment & Trust Co. Ltd.	8,500	15,527
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	621	63,149
Korea United Pharm, Inc.	123	1,942
Korea Zinc Co. Ltd.	98	33,656
Korean Air Lines Co. Ltd.	1,418	29,713
Korean Reinsurance Co.	2,287	16,367
KT Skylife Co. Ltd.	1,246	9,389
Kumho Industrial Co. Ltd.	253	2,340
Kumho Petrochemical Co. Ltd.	669	41,549
Kumho Tire Co., Inc.(1)	2,101	7,562
Kwang Dong Pharmaceutical Co. Ltd.	1,298	7,495
Kyobo Securities Co. Ltd.	927	7,346
Kyung Dong Navien Co. Ltd.	120	4,438
L&F Co. Ltd.	340	5,836
LEENO Industrial, Inc.	154	7,692
LF Corp.	556	8,426
LG Chem Ltd.	401	104,289
LG Corp.	1,205	72,453
LG Display Co. Ltd. ADR(1)(2)	9,241	57,571
LG Electronics, Inc.	3,676	217,928
LG Hausys Ltd.	489	23,888
LG Household & Health Care Ltd.	92	98,567
LG Innotek Co. Ltd.	1,004	103,860
LG International Corp.	741	9,339
LG Uplus Corp.	4,809	54,558
LIG Nex1 Co. Ltd.	340	9,863
Lotte Chemical Corp.	290	54,145
Lotte Chilsung Beverage Co. Ltd.	189	21,532
Lotte Corp.	897	27,150
LOTTE Fine Chemical Co. Ltd.	572	21,835
Lotte Non-Life Insurance Co. Ltd.(1)	4,296	7,775
Lotte Shopping Co. Ltd.	182	20,417
LS Corp.	404	15,132
LS Industrial Systems Co. Ltd.	985	42,095
Lutronic Corp.(1)	166	1,447
LVMC Holdings(1)	1,090	4,192
Mando Corp.	2,255	66,396
Medy-Tox, Inc.	30	7,708
Meerecompany, Inc.	65	1,835
MegaStudyEdu Co. Ltd.	247	7,779
Meritz Financial Group, Inc.	1,947	20,613
Meritz Fire & Marine Insurance Co. Ltd.	2,225	34,633
Meritz Securities Co. Ltd.	11,776	42,372

Mirae Asset Daewoo Co. Ltd.	6,181	37,948
Mirae Asset Life Insurance Co. Ltd.	2,163	7,786
Moorim P&P Co. Ltd.	1,055	3,832
Muhak Co. Ltd.	242	1,836
Namhae Chemical Corp.	369	2,558
NAVER Corp.	1,489	216,829
NCSoft Corp.	185	77,340
Neowiz(1)	1,167	16,402
NEPES Corp.	715	13,650
Netmarble Corp.(1)	154	11,474
Nexen Corp.	693	3,452
Nexen Tire Corp.	1,860	14,411
NH Investment & Securities Co. Ltd.	3,152	33,090
NHN Corp.(1)	154	8,827
NICE Holdings Co. Ltd.	494	8,430
NICE Information Service Co. Ltd.	1,050	12,357
NongShim Co. Ltd.	60	11,932
NS Shopping Co. Ltd.	927	7,749
OCI Co. Ltd.	216	11,357
Orange Life Insurance Ltd.	927	22,392
Orion Corp/Republic of Korea	520	45,346
Orion Holdings Corp.	587	8,670
Oscotec, Inc.(1)	168	3,232
Osstem Implant Co. Ltd.(1)	309	10,451
Pan Ocean Co. Ltd.(1)	7,546	26,905
Partron Co. Ltd.	1,236	12,412
Pearl Abyss Corp.(1)	123	19,296
Peptron, Inc.(1)	90	1,030
PHARMA RESEARCH PRODUCTS Co. Ltd.	36	1,028
PharmAbcine(1)	30	860
Poongsan Corp.	841	15,177
POSCO ADR	5,396	259,656
POSCO Chemical Co. Ltd.	185	7,534
Posco ICT Co. Ltd.	1,823	7,578
Posco International Corp.	3,299	51,006
Pulmuone Co. Ltd.	1,020	7,818
Reyon Pharmaceutical Co. Ltd.	81	1,016
RFHIC Corp.	340	9,614
S&T Motiv Co. Ltd.	463	15,889
S-1 Corp.	340	26,942
S-Oil Corp.	309	23,357
Sam Chun Dang Pharm Co. Ltd.	117	3,073
Samjin Pharmaceutical Co. Ltd.	341	7,188
SAMPYO Cement Co. Ltd.(1)	973	3,009
Samsung Biologics Co. Ltd.(1)	65	21,669
Samsung C&T Corp.	821	68,895
Samsung Card Co. Ltd.	587	18,442
Samsung Electro-Mechanics Co. Ltd.	741	69,636
Samsung Electronics Co. Ltd. GDR	2,278	2,432,602
Samsung Engineering Co. Ltd.(1)	4,535	72,241

Samsung Fire & Marine Insurance Co. Ltd.	686	135,210
Samsung Heavy Industries Co. Ltd.(1)	5,886	34,785
Samsung Life Insurance Co. Ltd.	927	56,326
Samsung SDI Co. Ltd.	531	103,849
Samsung SDS Co. Ltd.	340	56,313
Samsung Securities Co. Ltd.	1,360	41,665
Samwha Capacitor Co. Ltd.	211	7,896
Samyang Foods Co. Ltd.	106	7,764
Sangsangin Co. Ltd.(1)	772	5,360
SBS Media Holdings Co. Ltd.(1)	1,692	2,864
Seah Besteel Corp.	525	7,060
Seegene, Inc.(1)	432	10,296
Sejong Telecom, Inc.(1)	5,123	1,648
Seobu T&D(1)	346	2,493
Seoul Semiconductor Co. Ltd.	618	6,933
SFA Engineering Corp.	216	7,800
SFA Semicon Co. Ltd.(1)	6,605	20,299
Shinhan Financial Group Co. Ltd. ADR(2)	6,336	235,192
Shinsegae, Inc.	249	59,383
SK Chemicals Co. Ltd.	185	10,995
SK Discovery Co. Ltd.	525	11,783
SK Holdings Co. Ltd.	247	53,941
SK Hynix, Inc.	12,332	844,650
SK Innovation Co. Ltd.	741	91,985
SK Materials Co. Ltd.	123	18,120
SK Networks Co. Ltd.	9,860	47,749
SK Securities Co. Ltd.	12,360	6,273
SK Telecom Co. Ltd. ADR	1,978	45,336
SKC Co. Ltd.	710	28,537
SL Corp.	401	6,366
SM Entertainment Co. Ltd.(1)	278	9,038
Songwon Industrial Co. Ltd.	463	6,017
Soulbrain Co. Ltd.	494	29,444
Ssangyong Motor Co.(1)	2,905	5,243
ST Pharm Co. Ltd.	124	2,602
STCUBE(1)	111	949
Suheung Co. Ltd.	124	3,628
Sung Kwang Bend Co. Ltd.	420	3,504
Sungwoo Hitech Co. Ltd.	2,998	8,985
Taewoong Co. Ltd.(1)	329	2,504
Taeyoung Engineering & Construction Co. Ltd.	865	8,428
Taihan Fiberoptics Co. Ltd.(1)	470	1,305
Telcon RF Pharmaceutical, Inc.(1)	379	2,333
TES Co. Ltd.	357	6,302
TK Corp.	380	3,184
Tokai Carbon Korea Co. Ltd.	154	6,780
Tongyang Life Insurance Co. Ltd.	2,410	8,092
Tongyang, Inc.	2,830	3,416
Toptec Co. Ltd.	338	2,727
Value Added Technology Co. Ltd.	136	3,126

Vieworks Co. Ltd.	94	2,236
Webzen, Inc.(1)	566	7,586
Whanin Pharmaceutical Co. Ltd.	148	2,049
Wonik Holdings Co. Ltd.(1)	2,225	7,629
WONIK IPS Co. Ltd.	340	8,787
Wonik Materials Co. Ltd.	370	7,816
Woongjin Coway Co. Ltd.	1,013	76,933
Woongjin Thinkbig Co. Ltd.(1)	957	2,264
Woori Financial Group, Inc.	14,187	140,957
Woori Investment Bank Co. Ltd.(1)	4,836	2,624
Y G-1 Co. Ltd.	226	1,385
YG Entertainment, Inc.	46	968
Youlchon Chemical Co. Ltd.	239	2,762
Youngone Corp.	381	11,484
Yuanta Securities Korea Co. Ltd.(1)	3,369	7,997
Yuhan Corp.	61	11,155
Yuyang DNU Co. Ltd.(1)	252	1,125
		11,988,176
Taiwan — 14.7%
A-DATA Technology Co. Ltd.	11,000	18,691
Aaeon Technology, Inc.	1,000	2,361
AcBel Polytech, Inc.	30,000	23,207
Accton Technology Corp.	9,000	46,915
Acer, Inc.	34,000	20,005
Acter Group Corp. Ltd.	1,000	5,806
Actron Technology Corp.	1,000	3,020
Adlink Technology, Inc.	2,000	3,029
Advanced Ceramic X Corp.	1,000	9,752
Advanced International Multitech Co. Ltd.	6,000	8,075
Advanced Wireless Semiconductor Co.	2,000	7,316
Advantech Co. Ltd.	2,000	19,661
Airtac International Group	2,000	28,994
Alchip Technologies Ltd.	3,000	21,537
Alpha Networks, Inc.(1)	5,000	3,639
Altek Corp.	7,000	5,289
Amazing Microelectronic Corp.	4,000	11,879
AmTRAN Technology Co. Ltd.(1)	13,000	4,517
Apex International Co. Ltd.	6,000	8,605
Arcadyan Technology Corp.	5,061	15,860
Ardentec Corp.	23,000	20,808
ASE Technology Holding Co. Ltd. ADR	34,629	169,336
Asia Cement Corp.	61,000	90,921
Asia Optical Co., Inc.	2,000	5,140
Asia Pacific Telecom Co. Ltd.(1)	11,000	2,915
Asia Polymer Corp.	16,000	8,239
Asia Vital Components Co. Ltd.	7,000	9,114
ASROCK, Inc.	3,000	7,404
Asustek Computer, Inc.	5,000	37,799
Aten International Co. Ltd.	1,000	2,855
AU Optronics Corp. ADR(2)	9,985	28,058

AURAS Technology Co. Ltd.	1,000	6,622
Aurora Corp.	1,000	3,022
AVY Precision Technology, Inc.(1)	3,000	3,191
Bank of Kaohsiung Co. Ltd.	30,000	9,636
Baotek Industrial Materials Ltd.(1)	1,000	1,711
Basso Industry Corp.	3,000	4,946
BenQ Materials Corp.	4,000	2,361
BES Engineering Corp.	71,000	18,211
Bioteque Corp.	1,000	4,343
Bizlink Holding, Inc.	3,000	22,411
Bora Pharmaceuticals Co. Ltd.	1,000	5,297
Brogent Technologies, Inc.	1,000	5,785
Capital Futures Corp.	2,000	2,842
Capital Securities Corp.	39,000	13,557
Career Technology MFG. Co. Ltd.	5,000	5,978
Casetek Holdings Ltd.	11,000	18,462
Caswell, Inc.	3,000	9,450
Catcher Technology Co. Ltd.	15,000	122,682
Cathay Financial Holding Co. Ltd.	61,000	83,425
Cayman Engley Industrial Co. Ltd.	1,000	3,094
Center Laboratories, Inc.	1,000	2,009
Central Reinsurance Co. Ltd.	13,000	8,139
Chailease Holding Co. Ltd.	5,000	22,400
Chang Hwa Commercial Bank Ltd.	63,000	47,407
Chang Wah Electromaterials, Inc.	2,000	11,702
Chang Wah Technology Co. Ltd.	7,000	7,991
Channel Well Technology Co. Ltd.	5,000	4,704
Charoen Pokphand Enterprise	5,000	10,657
Chaun-Choung Technology Corp.	1,000	6,966
CHC Healthcare Group	5,000	6,926
CHC Resources Corp.	4,000	6,555
Chenbro Micom Co. Ltd.	3,000	8,152
Cheng Loong Corp.	31,000	19,110
Cheng Shin Rubber Industry Co. Ltd.	54,000	73,681
Cheng Uei Precision Industry Co. Ltd.	5,000	7,072
Chia Chang Co. Ltd.	6,000	8,555
Chia Hsin Cement Corp.	13,000	8,590
Chicony Electronics Co. Ltd.	13,000	37,711
Chicony Power Technology Co. Ltd.	2,000	4,198
Chieftek Precision Co. Ltd.	1,000	2,852
Chilisin Electronics Corp.	9,000	28,539
Chin-Poon Industrial Co. Ltd.	11,000	11,202
China Airlines Ltd.	85,000	25,113
China Bills Finance Corp.	23,000	11,270
China Chemical & Pharmaceutical Co. Ltd.	4,000	2,491
China Development Financial Holding Corp.	216,000	68,785
China General Plastics Corp.	4,000	2,775
China Life Insurance Co. Ltd.(1)	37,000	30,744
China Man-Made Fiber Corp.	49,000	12,664
China Metal Products	11,000	11,199

China Motor Corp.	6,800	8,751
China Petrochemical Development Corp.	97,000	31,083
China Steel Corp.	216,000	165,731
Chinese Maritime Transport Ltd.	6,000	5,902
Ching Feng Home Fashions Co. Ltd.(1)	7,000	10,543
Chipbond Technology Corp.	12,000	24,744
ChipMOS Technologies, Inc.	34,000	38,171
Chlitina Holding Ltd.	1,000	7,834
Chong Hong Construction Co. Ltd.	3,000	8,057
Chroma ATE, Inc.	2,000	9,146
Chung Hung Steel Corp.	24,000	7,678
Chung Hwa Pulp Corp.	10,000	2,950
Chung-Hsin Electric & Machinery Manufacturing Corp.	21,000	14,937
Chunghwa Telecom Co. Ltd. ADR(2)	3,109	115,717
Cleanaway Co. Ltd.	2,000	10,226
Clevo Co.	18,000	22,435
CMC Magnetics Corp.(1)	45,685	15,067
Co-Tech Development Corp.	8,000	11,644
Compal Electronics, Inc.	107,000	65,991
Compeq Manufacturing Co. Ltd.	47,000	75,554
Concraft Holding Co. Ltd.	1,000	5,584
Continental Holdings Corp.	9,000	3,845
Coretronic Corp.	18,000	23,585
CTBC Financial Holding Co. Ltd.	278,000	199,240
CTCI Corp.	11,000	13,581
Cyberlink Corp.	1,000	3,560
CyberTAN Technology, Inc.	16,000	9,519
D-Link Corp.(1)	5,000	2,081
DA CIN Construction Co. Ltd.	3,000	2,065
Da-Li Development Co. Ltd.	2,000	1,833
Dadi Early-Childhood Education Group Ltd.	1,000	7,849
Dafeng TV Ltd.	4,000	5,244
Darfon Electronics Corp.	5,000	6,507
Darwin Precisions Corp.	5,000	2,450
Daxin Materials Corp.	2,000	5,553
Delta Electronics, Inc.	1,000	4,594
Depo Auto Parts Ind Co. Ltd.	4,000	7,788
DFI, Inc.	1,000	2,690
Double Bond Chemical Industry Co. Ltd.	3,000	6,610
Dynapack International Technology Corp.	7,000	14,763
E-LIFE MALL Corp.	4,000	8,731
E.Sun Financial Holding Co. Ltd.	125,000	110,912
Eastern Media International Corp.	3,000	1,002
Eclat Textile Co. Ltd.	3,000	38,967
ECOVE Environment Corp.	1,000	6,816
Egis Technology, Inc.	1,000	7,605
Elan Microelectronics Corp.	14,000	41,099
Elite Advanced Laser Corp.	4,000	6,871
Elite Material Co. Ltd.	3,000	12,020
Elite Semiconductor Memory Technology, Inc.	14,000	14,570

Elitegroup Computer Systems Co. Ltd.(1)	11,000	4,687
eMemory Technology, Inc.	1,000	10,428
Epistar Corp.(1)	25,000	26,923
Eson Precision Ind Co. Ltd.	5,000	5,908
Eternal Materials Co. Ltd.	34,000	29,309
Eva Airways Corp.	74,000	33,957
Everest Textile Co. Ltd.(1)	3,000	909
Evergreen International Storage & Transport Corp.	23,000	10,554
Evergreen Marine Corp. Taiwan Ltd.(1)	64,190	26,091
Everlight Chemical Industrial Corp.	7,000	3,602
Everlight Electronics Co. Ltd.	8,000	8,739
Excelsior Medical Co. Ltd.	2,000	3,535
Far Eastern Department Stores Ltd.	46,000	39,664
Far Eastern International Bank	82,000	32,387
Far Eastern New Century Corp.	63,000	61,481
Far EasTone Telecommunications Co. Ltd.	26,000	62,307
Faraday Technology Corp.	2,000	3,639
Farglory Land Development Co. Ltd.	13,000	16,298
Federal Corp.(1)	13,000	5,649
Feng Hsin Steel Co. Ltd.	10,000	17,737
Feng TAY Enterprise Co. Ltd.	4,000	25,069
Firich Enterprises Co. Ltd.	3,000	3,705
First Financial Holding Co. Ltd.	113,000	85,049
First Steamship Co. Ltd.	24,000	8,772
Fitipower Integrated Technology, Inc.	4,000	4,917
FLEXium Interconnect, Inc.	3,000	11,112
Flytech Technology Co. Ltd.	1,000	2,285
FocalTech Systems Co. Ltd.(1)	19,000	16,318
Forest Water Environment Engineering Co. Ltd.	1,000	1,622
Formosa Advanced Technologies Co. Ltd.	8,000	9,023
Formosa Chemicals & Fibre Corp.	16,000	45,824
Formosa International Hotels Corp.	1,000	5,572
Formosa Petrochemical Corp.	5,000	15,749
Formosa Plastics Corp.	17,000	54,209
Formosa Sumco Technology Corp.	2,000	7,082
Formosa Taffeta Co. Ltd.	15,000	16,724
Formosan Rubber Group, Inc.	22,000	13,593
Formosan Union Chemical	6,650	2,844
Foxconn Technology Co. Ltd.	12,000	26,224
Foxsemicon Integrated Technology, Inc.	4,000	21,991
Fubon Financial Holding Co. Ltd.	61,000	89,632
Fulltech Fiber Glass Corp.	11,000	4,543
Fusheng Precision Co. Ltd.	2,000	11,702
Gamania Digital Entertainment Co. Ltd.	3,000	5,782
GCS Holdings, Inc.	1,000	2,285
GEM Services Inc/Tw	1,000	2,147
Gemtek Technology Corp.(1)	4,000	3,291
General Interface Solution Holding Ltd.	5,000	17,317
Genius Electronic Optical Co. Ltd.	1,079	14,431
Getac Technology Corp.	14,000	21,545

Giant Manufacturing Co. Ltd.	2,000	14,508
Giantplus Technology Co. Ltd.(1)	6,000	2,744
Gigabyte Technology Co. Ltd.	5,000	8,244
Gigasolar Materials Corp.(1)	1,000	3,737
Global Brands Manufacture Ltd.	17,000	9,362
Global Lighting Technologies, Inc.	1,000	4,114
Global PMX Co. Ltd.	1,000	5,918
Globalwafers Co. Ltd.	4,000	43,503
Globe Union Industrial Corp.	13,000	7,693
Gloria Material Technology Corp.	8,000	4,785
Gold Circuit Electronics Ltd.(1)	20,000	10,162
Golden Friends Corp.	1,000	1,953
Goldsun Building Materials Co. Ltd.	30,000	13,388
Gourmet Master Co. Ltd.	2,000	8,031
Grand Ocean Retail Group Ltd.	3,000	2,801
Grand Pacific Petrochemical(1)	30,000	17,911
Grape King Bio Ltd.	1,000	6,273
Great China Metal Industry	9,000	7,095
Greatek Electronics, Inc.	12,000	18,073
GTM Holdings Corp.	7,000	5,747
Gudeng Precision Industrial Co. Ltd.	3,000	15,519
Hannstar Board Corp.	15,000	21,192
HannStar Display Corp.	62,000	13,977
HannsTouch Solution, Inc.(1)	28,000	12,405
Highwealth Construction Corp.	6,000	9,155
HIM International Music, Inc.	1,000	4,117
Hiroca Holdings Ltd.	3,000	6,365
Ho Tung Chemical Corp.	51,000	11,222
Holiday Entertainment Co. Ltd.	4,000	9,099
Holtek Semiconductor, Inc.	2,000	4,445
Holy Stone Enterprise Co. Ltd.	7,000	22,639
Hon Hai Precision Industry Co. Ltd.	187,000	542,470
Hong Pu Real Estate Development Co. Ltd.	11,000	7,876
Hota Industrial Manufacturing Co. Ltd.	1,000	3,742
Hotai Motor Co. Ltd.	2,000	39,189
Hsin Kuang Steel Co. Ltd.	2,000	1,837
Hsin Yung Chien Co. Ltd.	1,000	2,727
Hsing TA Cement Co.	12,000	7,296
HTC Corp.	7,000	8,052
Hu Lane Associate, Inc.	1,000	2,430
Hua Nan Financial Holdings Co. Ltd.	92,000	65,436
Huaku Development Co. Ltd.	2,000	6,162
Huang Hsiang Construction Corp.	3,000	3,718
Hung Ching Development & Construction Co. Ltd.	7,000	5,131
Hung Sheng Construction Ltd.(1)	2,000	1,472
Huxen Corp.	3,000	5,143
I-Sheng Electric Wire & Cable Co. Ltd.	5,000	7,063
Ibase Technology, Inc.	1,000	1,477
IBF Financial Holdings Co. Ltd.	43,040	15,454
Ichia Technologies, Inc.	18,000	10,325

IEI Integration Corp.	3,000	5,212
Innodisk Corp.	4,000	19,885
Innolux Corp.	93,000	24,111
Intai Technology Corp.	2,000	8,796
International CSRC Investment Holdings Co.	19,000	19,057
International Games System Co. Ltd.	1,000	12,107
Inventec Corp.	30,000	22,489
Iron Force Industrial Co. Ltd.	3,000	11,554
ITE Technology, Inc.	4,000	5,467
ITEQ Corp.	2,000	9,165
Jih Sun Financial Holdings Co. Ltd.	35,000	11,047
Jourdeness Group Ltd.	1,000	3,378
KEE TAI Properties Co. Ltd.	28,000	11,564
Kenda Rubber Industrial Co. Ltd.	20,000	19,994
Kindom Development Co. Ltd.	30,000	30,433
King Slide Works Co. Ltd.	1,000	11,668
King Yuan Electronics Co. Ltd.	50,000	60,581
King's Town Bank Co. Ltd.	11,000	11,793
Kingpak Technology, Inc.	1,000	5,399
Kinik Co.	2,000	4,363
Kinpo Electronics	24,000	9,367
Kinsus Interconnect Technology Corp.	8,000	13,924
KMC Kuei Meng International, Inc.	1,000	3,458
KS Terminals, Inc.	1,000	1,565
Kung Long Batteries Industrial Co. Ltd.	3,000	14,359
Kuoyang Construction Co. Ltd.	5,000	2,435
L&K Engineering Co. Ltd.	3,000	2,522
Lanner Electronics, Inc.	1,000	2,118
Lealea Enterprise Co. Ltd.	17,000	5,271
Lelon Electronics Corp.	3,000	4,194
Lemtech Holdings Co. Ltd.	1,000	3,737
Lextar Electronics Corp.	25,000	15,038
Li Cheng Enterprise Co. Ltd.	1,000	1,616
Li Peng Enterprise Co. Ltd.	14,000	3,221
Lian HWA Food Corp.	2,000	2,658
Lien Hwa Industrial Holdings Corp.	6,000	6,991
Lion Travel Service Co. Ltd.	1,000	2,507
Lite-On Technology Corp.	65,000	103,120
Long Bon International Co. Ltd.	6,000	3,058
Longchen Paper & Packaging Co. Ltd.	6,000	2,598
Longwell Co.	6,000	13,492
Lotes Co. Ltd.	3,000	29,846
Lung Yen Life Service Corp.	7,000	14,730
Macauto Industrial Co. Ltd.	4,000	11,821
Machvision, Inc.	1,000	9,522
Macronix International	32,000	34,670
Makalot Industrial Co. Ltd.	1,000	4,982
Marketech International Corp.	2,000	4,823
Mechema Chemicals International Corp.	2,000	4,424
MediaTek, Inc.	1,000	13,816

Mega Financial Holding Co. Ltd.	94,000	93,408
Mercuries & Associates Holding Ltd.(1)	6,000	4,211
Mercuries Life Insurance Co. Ltd.(1)	17,000	6,579
Micro-Star International Co. Ltd.	7,000	19,252
Microbio Co. Ltd.(1)	6,000	2,793
Mirle Automation Corp.	5,000	6,490
Mitac Holdings Corp.	15,000	13,939
MOSA Industrial Corp.	1,000	1,542
Nak Sealing Technologies Corp.	3,000	6,824
Namchow Holdings Co. Ltd.	9,000	14,809
Nan Kang Rubber Tire Co. Ltd.	3,000	4,743
Nan Liu Enterprise Co. Ltd.	1,000	4,277
Nan Pao Resins Chemical Co. Ltd.	1,000	5,179
Nan Ya Plastics Corp.	35,000	82,097
Nan Ya Printed Circuit Board Corp.(1)	3,000	5,035
Nantex Industry Co. Ltd.	11,000	10,780
Nanya Technology Corp.	30,000	70,019
Newmax Technology Co. Ltd.(1)	1,000	2,944
Nichidenbo Corp.	5,000	8,466
Nien Made Enterprise Co. Ltd.	3,000	27,382
Novatek Microelectronics Corp.	9,000	65,938
Nuvoton Technology Corp.	2,000	3,170
O-Bank Co. Ltd.(1)	42,000	10,685
Ocean Plastics Co. Ltd.(1)	2,000	2,357
On-Bright Electronics, Inc.	1,000	5,941
OptoTech Corp.	13,000	10,878
Orient Semiconductor Electronics Ltd.(1)	26,000	13,380
Oriental Union Chemical Corp.	8,000	5,536
P-Duke Technology Co. Ltd.	2,000	4,853
Pacific Hospital Supply Co. Ltd.	1,000	2,577
Paiho Shih Holdings Corp.	1,000	1,355
Pan Jit International, Inc.	16,000	13,715
Pan-International Industrial Corp.	14,000	11,243
Parade Technologies Ltd.	1,000	19,634
Pegatron Corp.	56,000	125,006
PharmaEngine, Inc.	1,000	2,301
PharmaEssentia Corp.(1)	1,000	3,655
Pharmally International Holding Co. Ltd.	1,282	8,983
Phison Electronics Corp.	1,000	9,326
Pixart Imaging, Inc.	3,000	12,784
Polytronics Technology Corp.	2,000	4,458
Pou Chen Corp.	59,000	76,928
Power Wind Health Industry, Inc.	1,000	6,317
Powertech Technology, Inc.	34,000	104,987
Poya International Co. Ltd.	1,000	14,156
President Chain Store Corp.	6,000	60,120
President Securities Corp.	37,000	16,748
Prince Housing & Development Corp.	43,000	15,789
Promate Electronic Co. Ltd.	2,000	2,259
Prosperity Dielectrics Co. Ltd.	3,000	5,576

Qisda Corp.	15,000	10,866
QST International Corp.	2,000	4,131
Quanta Computer, Inc.	18,000	35,615
Quanta Storage, Inc.	12,000	16,246
Radiant Opto-Electronics Corp.	2,000	7,670
Radium Life Tech Co. Ltd.	24,000	9,243
Realtek Semiconductor Corp.	4,000	30,269
Rechi Precision Co. Ltd.	2,000	1,502
Rexon Industrial Corp. Ltd.	1,000	2,585
Rich Development Co. Ltd.	40,000	13,504
Ritek Corp.(1)	7,000	1,602
Roo Hsing Co. Ltd.(1)	3,000	1,176
Ruentex Development Co. Ltd.(1)	20,000	29,913
Ruentex Engineering & Construction Co.	1,000	1,931
Ruentex Industries Ltd.(1)	6,000	14,889
Ruentex Materials Co. Ltd.	3,000	4,310
Sampo Corp.	17,000	11,256
San Fang Chemical Industry Co. Ltd.	13,000	10,251
San Far Property Ltd.(1)	11,000	10,005
San Shing Fastech Corp.	3,000	5,015
Sanyang Motor Co. Ltd.	6,000	4,141
Savior Lifetec Corp.(1)	7,000	4,924
SCI Pharmtech, Inc.	2,000	7,178
ScinoPharm Taiwan Ltd.	2,000	1,882
SDI Corp.	5,000	9,997
Senao International Co. Ltd.	1,000	1,008
Senao Networks, Inc.	1,000	4,020
Sercomm Corp.	10,000	24,813
Sesoda Corp.	8,000	6,332
Shane Global Holding, Inc.	1,000	4,556
Shanghai Commercial & Savings Bank Ltd. (The)	36,000	58,930
Sheng Yu Steel Co. Ltd.	7,000	4,498
Shin Kong Financial Holding Co. Ltd.(1)	247,000	81,346
Shin Zu Shing Co. Ltd.	3,000	12,293
Shining Building Business Co. Ltd.(1)	19,000	6,604
Shinkong Insurance Co. Ltd.	9,000	11,565
Shinkong Synthetic Fibers Corp.	39,000	15,020
Shiny Chemical Industrial Co. Ltd.	1,000	2,975
ShunSin Technology Holding Ltd.	1,000	4,327
Sigurd Microelectronics Corp.	24,063	27,554
Silergy Corp.	1,000	29,154
Simplo Technology Co. Ltd.	5,000	50,050
Sinbon Electronics Co. Ltd.	4,000	15,340
Sincere Navigation Corp.	15,060	7,905
Sinmag Equipment Corp.	1,000	3,493
Sino-American Silicon Products, Inc.	22,000	62,705
Sinon Corp.	23,000	14,173
SinoPac Financial Holdings Co. Ltd.	167,000	70,339
Sinyi Realty, Inc.	9,000	9,265
Sitronix Technology Corp.	8,000	44,318

Soft-World International Corp.	4,000	10,371
Solar Applied Materials Technology Co.(1)	3,000	2,124
Sonix Technology Co. Ltd.	4,000	4,196
Speed Tech Corp.(1)	1,000	2,502
Standard Chemical & Pharmaceutical Co. Ltd.	2,000	2,258
Standard Foods Corp.	9,000	19,558
Stark Technology, Inc.	4,000	6,919
Sunjuice Holdings Co. Ltd.	1,000	7,047
Sunny Friend Environmental Technology Co. Ltd.	1,000	7,899
Sunonwealth Electric Machine Industry Co. Ltd.	9,000	12,585
Sunplus Technology Co. Ltd.(1)	25,000	10,571
Sunrex Technology Corp.	1,000	1,183
Supreme Electronics Co. Ltd.	22,000	21,381
Swancor Holding Co. Ltd.	4,000	10,524
Sweeten Real Estate Development Co. Ltd.	4,000	2,950
Syncmold Enterprise Corp.	1,000	2,863
Synnex Technology International Corp.	47,000	56,814
Systex Corp.	9,000	22,036
TA Chen Stainless Pipe	1,000	954
Ta Ya Electric Wire & Cable	8,000	2,794
TA-I Technology Co. Ltd.	2,750	3,786
Taichung Commercial Bank Co. Ltd.	94,000	36,829
TaiDoc Technology Corp.	1,000	4,100
Taiflex Scientific Co. Ltd.	8,000	11,761
Taigen Biopharmaceuticals Holdings Ltd.(1)	2,000	1,400
TaiMed Biologics, Inc.(1)	1,000	4,476
Taimide Tech, Inc.	1,000	1,551
Tainan Spinning Co. Ltd.	22,000	7,611
Taishin Financial Holding Co. Ltd.	127,000	59,318
TaiSol Electronics Co. Ltd.	4,000	12,195
Taisun Enterprise Co. Ltd.	4,000	3,015
Taisun Int'l Holding Corp.	1,000	4,523
Taiwan Business Bank	96,000	39,326
Taiwan Cement Corp.	103,000	139,872
Taiwan Cogeneration Corp.	6,000	5,754
Taiwan Cooperative Financial Holding Co. Ltd.	92,000	62,571
Taiwan FamilyMart Co. Ltd.	1,000	7,179
Taiwan Fertilizer Co. Ltd.	10,000	15,897
Taiwan Fire & Marine Insurance Co. Ltd.	8,000	5,455
Taiwan FU Hsing Industrial Co. Ltd.	11,000	15,792
Taiwan Glass Industry Corp.	35,000	13,084
Taiwan High Speed Rail Corp.	61,000	71,879
Taiwan Hon Chuan Enterprise Co. Ltd.	13,000	25,012
Taiwan Land Development Corp.(1)	30,000	8,535
Taiwan Mask Corp.	1,000	1,024
Taiwan Mobile Co. Ltd.	16,000	60,056
Taiwan Navigation Co. Ltd.	9,000	5,359
Taiwan Paiho Ltd.	4,000	10,174
Taiwan PCB Techvest Co. Ltd.	14,000	16,796
Taiwan Pulp & Paper Corp.	3,000	1,903

Taiwan Sakura Corp.	4,000	6,191
Taiwan Secom Co. Ltd.	9,000	26,020
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	51,187	2,717,518
Taiwan Shin Kong Security Co. Ltd.	7,000	8,559
Taiwan Steel Union Co. Ltd.	1,000	2,812
Taiwan Styrene Monomer	30,000	20,852
Taiwan Surface Mounting Technology Corp.	2,000	7,288
Taiwan TEA Corp.	17,000	9,110
Taiwan Union Technology Corp.	1,000	4,393
Taiyen Biotech Co. Ltd.	6,000	6,274
Tatung Co. Ltd.(1)	11,000	7,950
Teco Electric and Machinery Co. Ltd.	40,000	35,531
Test Research, Inc.	7,000	11,753
Thinking Electronic Industrial Co. Ltd.	3,000	9,047
Thye Ming Industrial Co. Ltd.	9,000	9,441
Ton Yi Industrial Corp.	34,000	13,317
Tong Hsing Electronic Industries Ltd.	6,000	24,979
Tong Yang Industry Co. Ltd.	16,000	23,704
Top Bright Holding Co. Ltd.	3,000	10,664
TOPBI International Holdings Ltd.	3,446	9,804
Topco Scientific Co. Ltd.	4,000	13,055
Topkey Corp.	2,000	8,227
TPK Holding Co. Ltd.(1)	12,000	21,818
Trade-Van Information Services Co.	2,000	2,376
Transcend Information, Inc.	7,000	16,421
Tripod Technology Corp.	17,000	70,491
TSC Auto ID Technology Co. Ltd.	1,000	8,276
TSRC Corp.	5,000	3,999
Ttet Union Corp.	1,000	4,049
TTFB Co. Ltd.	1,000	9,262
TTY Biopharm Co. Ltd.	2,000	5,535
Tung Ho Steel Enterprise Corp.	10,000	7,407
Tung Thih Electronic Co. Ltd.(1)	1,000	2,284
TXC Corp.	6,000	8,062
TYC Brother Industrial Co. Ltd.	10,000	9,545
U-Ming Marine Transport Corp.	17,000	18,813
Uni-President Enterprises Corp.	45,000	107,007
Unimicron Technology Corp.	49,000	74,215
Union Bank Of Taiwan(1)	51,000	18,567
Unitech Printed Circuit Board Corp.	31,000	36,041
United Integrated Services Co. Ltd.	6,000	34,515
United Microelectronics Corp.	369,000	181,037
United Renewable Energy Co. Ltd.(1)	30,000	7,060
Universal Cement Corp.	12,000	7,396
Universal Microwave Technology, Inc.	1,000	2,957
Unizyx Holding Corp.(1)	4,000	2,537
UPC Technology Corp.	26,000	9,081
USI Corp.	43,000	19,318
Vanguard International Semiconductor Corp.	14,000	32,884
Visual Photonics Epitaxy Co. Ltd.	1,000	3,908

Vivotek, Inc.	1,000	3,016
Voltronic Power Technology Corp.	1,000	23,010
Wafer Works Corp.	8,000	8,787
Wah Lee Industrial Corp.	2,000	3,713
Walsin Lihwa Corp.	55,000	25,616
Walsin Technology Corp.	5,000	27,863
Wan Hai Lines Ltd.	24,000	14,278
Wei Chuan Foods Corp.	20,000	16,127
Weikeng Industrial Co. Ltd.	18,000	10,501
Well Shin Technology Co. Ltd.	5,000	8,116
Win Semiconductors Corp.	3,000	29,748
Winbond Electronics Corp.	94,000	53,770
Wisdom Marine Lines Co. Ltd.(1)	16,000	15,497
Wistron Corp.	96,000	87,165
Wistron Information Technology & Services Corp.	1,000	3,376
Wiwynn Corp.	5,000	90,634
Wowprime Corp.	2,000	5,365
WPG Holdings Ltd.	34,000	42,319
WT Microelectronics Co. Ltd.	25,000	34,989
WUS Printed Circuit Co. Ltd.	10,000	11,932
XinTec, Inc.(1)	1,000	2,164
Xxentria Technology Materials Corp.	4,000	8,893
Yageo Corp.	4,000	43,274
Yang Ming Marine Transport Corp.(1)	35,000	8,363
YC INOX Co. Ltd.	17,000	14,487
Yem Chio Co. Ltd.	5,000	2,000
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	2,059
YFY, Inc.	60,000	25,480
Yieh Phui Enterprise Co. Ltd.	51,000	15,350
Youngtek Electronics Corp.	5,000	6,947
Yuanta Financial Holding Co. Ltd.	187,000	121,056
Yulon Motor Co. Ltd.	32,000	20,103
Yungshin Construction & Development Co. Ltd.	1,000	1,088
YungShin Global Holding Corp.	3,000	4,155
Zeng Hsing Industrial Co. Ltd.	3,000	13,176
Zhen Ding Technology Holding Ltd.	12,000	53,022
Zinwell Corp.	3,000	1,991
Zippy Technology Corp.	3,000	3,574
ZongTai Real Estate Development Co. Ltd.	2,000	1,881
		12,703,018
Thailand — 3.3%
Advanced Info Service PCL NVDR	17,100	119,885
AEON Thana Sinsap Thailand PCL NVDR	3,000	19,099
Airports of Thailand PCL NVDR	34,000	84,897
Ananda Development PCL NVDR	23,000	2,223
AP Thailand PCL NVDR	48,300	10,943
Asia Aviation PCL NVDR(1)	29,200	2,125
Asia Sermkij Leasing PCL NVDR	9,200	7,764
B Grimm Power PCL NVDR	24,700	43,295
Bangchak Corp. PCL NVDR	28,900	23,907

Bangkok Airways PCL NVDR	24,700	5,804
Bangkok Bank PCL NVDR	18,500	107,998
Bangkok Chain Hospital PCL NVDR	18,500	10,648
Bangkok Dusit Medical Services PCL NVDR	59,400	48,341
Bangkok Expressway & Metro PCL NVDR	61,800	22,078
Bangkok Land PCL NVDR	356,300	15,205
Bangkok Life Assurance PCL NVDR	9,200	6,635
Banpu PCL NVDR	104,900	40,269
Banpu Power PCL NVDR	12,300	7,164
BCPG PCL NVDR	12,300	6,916
Beauty Community PCL NVDR	99,800	6,334
BEC World PCL NVDR(1)	61,800	12,870
Berli Jucker PCL NVDR	6,100	9,180
BTS Group Holdings PCL NVDR	46,300	20,983
Bumrungrad Hospital PCL NVDR	5,200	23,309
Cal-Comp Electronics Thailand PCL NVDR	165,300	9,572
Carabao Group PCL NVDR	6,500	18,758
Central Pattana PCL NVDR	18,600	38,289
Central Plaza Hotel PCL NVDR	8,000	7,343
CH Karnchang PCL NVDR	16,000	10,431
Charoen Pokphand Foods PCL NVDR	37,000	33,654
Chularat Hospital PCL NVDR	98,900	8,633
CK Power PCL NVDR	49,700	8,710
Com7 PCL NVDR	21,500	19,907
CP ALL PCL NVDR	55,600	139,796
Diamond Building Products PCL NVDR	21,200	4,349
Dynasty Ceramic PCL NVDR	114,300	7,034
Eastern Polymer Group PCL NVDR	30,900	7,510
Eastern Water Resources Development and Management PCL NVDR	18,500	6,671
Electricity Generating PCL NVDR	2,700	30,812
Energy Absolute PCL NVDR	24,800	35,057
Erawan Group PCL (The) NVDR	58,000	12,275
Esso Thailand PCL NVDR	32,800	8,025
GFPT PCL NVDR	22,500	9,233
Gulf Energy Development PCL NVDR	3,000	16,567
Gunkul Engineering PCL NVDR	217,400	21,712
Hana Microelectronics PCL NVDR	6,100	6,308
Home Product Center PCL NVDR	100,700	54,862
Ichitan Group PCL NVDR	35,700	6,734
Indorama Ventures PCL NVDR	13,300	15,271
Intouch Holdings PCL NVDR	12,400	24,094
IRPC PCL NVDR	161,300	18,667
Italian-Thai Development PCL NVDR	204,000	10,525
Jasmine International PCL NVDR	156,000	26,766
Jay Mart PCL NVDR	32,057	10,015
JMT Network Services PCL NVDR	12,300	9,110
JWD Infologistics PCL NVDR	26,200	7,148
Kasikornbank PCL NVDR	6,100	31,271
KCE Electronics PCL NVDR	16,800	10,831
KGI Securities Thailand PCL NVDR	97,800	14,432

Khon Kaen Sugar Industry PCL NVDR	52,000	3,715
Kiatnakin Bank PCL NVDR	6,100	13,823
Krung Thai Bank PCL NVDR	58,700	31,849
Krungthai Card PCL NVDR	15,400	20,890
Land & Houses PCL NVDR	46,300	15,010
LPN Development PCL NVDR	37,000	5,632
Major Cineplex Group PCL NVDR	24,500	20,020
MBK PCL NVDR	26,500	19,549
MC Group PCL NVDR	9,900	2,392
MCOT PCL NVDR(1)	6,300	2,043
Mega Lifesciences PCL NVDR	6,100	6,157
Minor International PCL NVDR	58,700	74,736
MK Restaurants Group PCL NVDR	4,100	9,629
Mono Technology PCL NVDR(1)	36,500	1,425
Muangthai Capital PCL NVDR	12,300	24,505
Namyong Terminal PCL NVDR	21,400	2,861
Noble Development PCL NVDR	18,700	10,823
Nok Airlines PCL NVDR(1)	14,000	927
Origin Property PCL NVDR	34,000	7,757
Plan B Media Pcl NVDR	24,700	6,534
Polyplex Thailand PCL NVDR	17,900	8,468
Precious Shipping PCL NVDR(1)	28,400	6,854
Property Perfect PCL NVDR	268,900	7,386
PTG Energy PCL NVDR	37,000	23,855
PTT Exploration & Production PCL NVDR	21,600	85,694
PTT Global Chemical PCL NVDR	21,400	38,038
PTT PCL NVDR	145,500	208,149
Quality Houses PCL NVDR	268,900	23,843
Rajthanee Hospital PCL NVDR	14,400	11,863
Ratch Group PCL NVDR	16,400	38,389
Ratchthani Leasing PCL NVDR	52,500	9,903
Robinson PCL NVDR	8,800	19,147
Rojana Industrial Park PCL NVDR	50,400	9,917
RS PCL NVDR	12,300	5,454
Samart Corp. PCL NVDR	30,900	7,254
Sansiri PCL NVDR	315,200	11,575
Sappe PCL NVDR	2,500	1,845
SEAFCO PCL NVDR	25,600	5,122
Siam Cement PCL NVDR	5,400	68,050
Siam Commercial Bank PCL (The) NVDR	9,200	36,806
Siam Future Development PCL NVDR	37,000	6,551
Siam Global House PCL NVDR	48,700	27,384
Siamgas & Petrochemicals PCL NVDR	33,100	9,195
Sikarin PCL NVDR	10,200	1,661
Sino-Thai Engineering & Construction PCL NVDR	37,000	17,864
Somboon Advance Technology PCL NVDR	12,300	6,430
SPCG PCL NVDR	29,400	18,968
Sri Trang Agro-Industry PCL NVDR	33,600	11,008
Srisawad Corp. PCL NVDR	18,500	38,362
Star Petroleum Refining PCL NVDR	37,000	12,175

STP & I PCL NVDR	46,300	10,332
Supalai PCL NVDR	49,400	28,423
Super Energy Corp. PCL NVDR	849,800	15,732
Taokaenoi Food & Marketing PCL NVDR	21,600	7,782
Thai Airways International PCL NVDR(1)	29,000	6,620
Thai Oil PCL NVDR	24,700	56,345
Thai Union Group PCL NVDR	108,100	49,343
Thai Vegetable Oil PCL NVDR	19,800	16,868
Thaifoods Group PCL NVDR	64,200	9,892
Thanachart Capital PCL NVDR	6,100	11,254
Thoresen Thai Agencies PCL NVDR	82,000	11,886
Tipco Asphalt PCL NVDR	7,400	5,457
Tisco Financial Group PCL NVDR	6,100	19,673
TMB Bank PCL NVDR	204,000	10,802
TOA Paint Thailand PCL NVDR	12,000	17,661
Total Access Communication PCL NVDR	21,800	38,572
TPI Polene PCL NVDR	163,700	6,987
TPI Polene Power PCL NVDR	43,200	6,917
TQM Corp. PCL NVDR	6,500	11,657
True Corp. PCL NVDR	355,400	52,177
TTW PCL NVDR	19,100	8,597
U City PCL NVDR(1)	206,100	13,093
Unique Engineering & Construction PCL NVDR	52,700	13,593
United Paper PCL NVDR	9,100	2,996
Univentures PCL NVDR	11,600	2,417
VGI PCL NVDR	73,600	24,102
Vinythai PCL NVDR	10,600	8,415
WHA Corp. PCL NVDR	62,200	8,682
Workpoint Entertainment PCL NVDR	9,200	4,378
		2,896,384
Turkey — 0.8%
Akbank T.A.S.(1)	36,196	48,667
Aksa Akrilik Kimya Sanayii AS	4,698	9,836
Aksa Enerji Uretim AS(1)	2,848	1,811
Aksigorta AS	1,265	1,216
Alarko Holding AS	1,668	1,426
Albaraka Turk Katilim Bankasi AS(1)	8,265	1,925
Anadolu Cam Sanayii AS	1,854	1,163
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,978	7,436
Aselsan Elektronik Sanayi Ve Ticaret AS	2,195	7,100
AvivaSA Emeklilik ve Hayat AS	795	1,648
Aygaz AS	1,724	3,662
BIM Birlesik Magazalar AS	4,815	38,493
Borusan Mannesmann Boru Sanayi ve Ticaret AS	913	1,545
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(1)	1,048	1,440
Cimsa Cimento Sanayi VE Ticaret AS(1)	1,205	1,755
Coca-Cola Icecek AS	1,705	10,248
Deva Holding AS(1)	2,006	2,866
Dogan Sirketler Grubu Holding AS	46,429	14,283
Dogus Otomotiv Servis ve Ticaret AS(1)	929	1,569

EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	4,943	2,974
Eregli Demir ve Celik Fabrikalari TAS	23,123	32,153
Fenerbahce Futbol AS(1)	496	1,371
Ford Otomotiv Sanayi AS	741	8,206
Global Yatirim Holding AS(1)	1,548	1,108
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	1,782	1,233
Gubre Fabrikalari TAS(1)	2,206	2,612
Haci Omer Sabanci Holding AS	24,090	37,971
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	7,325	8,288
Is Yatirim Menkul Degerler AS	11,189	8,256
Izmir Demir Celik Sanayi AS(1)	2,293	1,706
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	37,010	15,370
KOC Holding AS	5,276	18,358
Koza Altin Isletmeleri AS(1)	680	8,679
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	10,532	16,832
Logo Yazilim Sanayi Ve Ticaret AS(1)	172	1,572
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	535	4,203
Migros Ticaret AS(1)	2,195	8,434
Nuh Cimento Sanayi AS	3,219	6,460
Pegasus Hava Tasimaciligi AS(1)	1,716	21,636
Petkim Petrokimya Holding AS(1)	4,699	2,926
Sekerbank Turk AS(1)	7,904	1,616
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	9,495	9,127
Soda Sanayii AS	7,636	7,702
Sok Marketler Ticaret AS(1)	4,172	7,167
TAV Havalimanlari Holding AS	5,872	27,456
Tekfen Holding AS	5,161	16,959
Trakya Cam Sanayii AS	16,196	9,288
Tupras Turkiye Petrol Rafinerileri AS	1,286	27,628
Turk Hava Yollari AO(1)	15,988	37,838
Turk Traktor ve Ziraat Makineleri AS(1)	334	2,744
Turkcell Iletisim Hizmetleri AS ADR(2)	6,659	39,222
Turkiye Garanti Bankasi AS(1)	32,511	57,028
Turkiye Halk Bankasi AS(1)	20,051	20,025
Turkiye Is Bankasi AS, C Shares(1)	27,461	29,252
Turkiye Sinai Kalkinma Bankasi AS(1)	57,645	10,319
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)	327	1,462
Vestel Elektronik Sanayi ve Ticaret AS(1)	4,595	8,794
Zorlu Enerji Elektrik Uretim AS(1)	5,134	1,210
		683,274
TOTAL COMMON STOCKS (Cost $86,219,287)		86,328,937
RIGHTS†
Brazil†
Centrais Eletricas Brasileiras SA(1)	614	9
Malaysia†
Dayang Enterprise Holdings Bhd(1)	4,220	1,132
South Korea†
AMOREPACIFIC Group(1)	14	567

Hyundai Electric & Energy System Co. Ltd.(1)	389	593
		1,160
Thailand†
Property Perfect PCL(1)	4,350	1
TOTAL RIGHTS (Cost $746)		2,302
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $753,408)	753,408	753,408
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $86,973,441)		87,084,647
OTHER ASSETS AND LIABILITIES — (0.7)%		(637,372)
TOTAL NET ASSETS — 100.0%		$86,447,275

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.7%
Information Technology	16.2%
Consumer Discretionary	11.0%
Industrials	9.3%
Communication Services	9.3%
Energy	8.0%
Materials	7.8%
Consumer Staples	5.7%
Utilities	4.1%
Real Estate	4.0%
Health Care	2.7%
Cash and Equivalents*	0.2%
* Includes temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,150,862. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $1,199,120, which includes securities collateral of $445,712.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the London Stock Exchange as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	3,594,461	3,951,028	—
Chile	273,093	598,207	—
China	7,510,272	18,631,188	—
Colombia	108,741	281,873	—
Czech Republic	13,581	120,302	—
India	2,746,523	2,399,907	—
Indonesia	299,500	1,693,358	—
Mexico	884,566	1,640,512	—
Peru	355,232	—	—
Philippines	31,450	998,928	—
Russia	127,867	3,135,800	—
South Africa	1,129,937	3,761,944	—
South Korea	1,022,934	10,965,242	—
Taiwan	3,030,629	9,672,389	—
Turkey	39,222	644,052	—
Other Countries	—	6,666,199	—
Rights	—	2,302	—
Temporary Cash Investments - Securities Lending Collateral	753,408	—	—
	21,921,416	65,163,231	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.